UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna-1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Premier VIT

OpCap Equity Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Equity Portfolio

2005 Semi-Annual Report

  August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Equity Portfolio (the "Portfolio") formerly, PIMCO Advisors VIT-OpCap Equity Portfolio for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Months	1 Year	3 Year*	5 Year*	10 Year*	Since Inception* (6/1/88)
Portfolio	1.99%	11.84%	8.72%	4.59%	9.03%	11.39%
S&P 500 Index	(0.81)%	6.32%	8.27%	(2.37)%	9.93%	11.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/Premier VIT. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

* Total return for a period of more than one year represents the average annual total return.

On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds-the Old Trust and the present Premier VIT (the "Present Trust")-at which time the Present Trust commenced operations. Total net assets of the OpCap Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Equity Portfolio of the Present Trust reflect the performance of the OpCap Equity Portfolio of the Old Trust.

Top Ten Holdings at June 30, 2005
(% of net assets)

Kohl's Corp.	4.8%
ConocoPhillips	4.8%
Bank of America Corp.	4.8%
Sears Holdings Corp.	4.4%
American International Group, Inc.	4.1%
Centex Corp.	3.9%
Tyco International Ltd.	3.7%
Boston Scientific Corp.	3.2%
Wells Fargo & Co.	3.1%
Merrill Lynch Co., Inc.	2.9%

  Top Five Industries
  (% of net assets)

Premier VIT
OpCap Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% total investments)

• For the six-months ended June 30, 2005, the Portfolio returned 1.99% versus (0.81)% for its benchmark, the S&P 500 Index. Since its inception on August 1 1988, the Portfolio's average annual return of 11.39%, closely tracked the benchmark return of 11.62%.

• Stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined (0.81)%. Value investing as measured by the S&P 500 Value Index outperformed growth investing as measured by the S&P 500 Growth Index 0.09% versus (1.73)%. In a reversal of recent trends, large capitalization stocks outperformed small caps and the best performing equity asset class was mid caps, with the Russell Mid Cap Index returning 3.92%.

• The energy sector was the market's best performer during the first half of 2005 while materials stocks, despite a rally early in the half, was the worst performing sector.

• An overweighting and strong stock selection in the consumer discretionary sector was a key contributor to performance during the first half of 2005. Sears Holdings Corp, Kohl's Corp and Best Buy were among the top performers in the sector for the Portfolio.

• Prudent stock selection in the technology sector also aided performance as holdings such as Texas Instruments, a semi-conductor technology firm, and Nokia Corp, a cell phone manufacturer, performed well.

• Conversely, stock selection in the industrials sector detracted from performance during the six months ended June 30, 2005. In particular, industrial conglomerate, Tyco International, declined on a downward revision to earnings guidance. Also losing ground during this period was Eaton, an industrial equipment manufacturer.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Equity Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, the beginning of the period, and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$1,019.90	$5.06
Hypothetical	$1,000	$1,019.79	$5.06

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 99.2%
	Advertising - 1.0%
7,350	WPP Group plc ADR	$375,218
	Automotive - 1.8%
13,700	Harley-Davidson, Inc.	679,520
	Banking - 4.8%
40,000	Bank of America Corp.	1,824,400
	Building/Construction - 6.5%
21,000	Centex Corp.	1,484,070
15,700	Lennar Corp.	996,165
		2,480,235
	Commercial Services - 2.8%
14,750	ChoicePoint, Inc.*	590,737
10,500	Moody's Corp.	472,080
		1,062,817
	Computers - 1.9%
18,000	Dell, Inc.*	711,180
	Consumer Products - 1.1%
8,950	Sherwin-Williams Co.	421,456
	Diversified Manufacturing - 9.9%
13,900	Eaton Corp.	832,610
10,800	General Electric Co.	374,220
8,500	Parker Hannifin Corp.	527,085
8,200	Textron, Inc.	621,970
49,000	Tyco International Ltd	1,430,800
		3,786,685
	Drugs & Medical Products - 7.8%
45,000	Boston Scientific Corp.*	1,215,000
28,000	Pfizer, Inc.	772,240
24,400	Sanofi-Aventis ADR	1,000,156
		2,987,396
	Education - 1.1%
5,300	Apollo Group, Inc.*	414,566
	Financial Services - 10.9%
9,800	American Express Co.	521,654
15,400	Citigroup, Inc.	711,942
17,000	Countrywide Financial Corp.	656,370
19,900	Merrill Lynch & Co., Inc.	1,094,699
19,100	Wells Fargo & Co.	1,176,178
		4,160,843

Shares		Value
	Health & Hospitals - 5.4%
10,000	Aetna, Inc.	$828,200
10,350	Amgen, Inc.*	625,761
8,700	WellPoint, Inc.*	605,868
		2,059,829
	Insurance - 7.9%
10,750	Ambac Financial Group, Inc.	749,920
26,750	American International Group, Inc.	1,554,175
26,200	Marsh & McLennan Companies, Inc.	725,740
		3,029,835
	Leisure - 1.5%
12,000	Royal Caribbean Cruises Ltd	580,320
	Metals & Mining - 3.2%
19,000	Inco Ltd	717,250
7,300	Nucor Corp.	333,026
1,500	Rio Tinto plc ADR	182,880
		1,233,156
	Multi-Media - 1.8%
41,500	Time Warner, Inc.*	693,465
	Networking - 1.4%
29,000	Cisco Systems, Inc.*	554,190
	Oil & Gas - 8.5%
12,000	BP plc ADR	748,560
31,800	ConocoPhillips	1,828,182
7,600	Nabors Industries, Ltd*	460,712
6,000	XTO Energy, Inc.	203,940
		3,241,394
	Retail - 12.2%
7,500	Best Buy Co., Inc.	514,125
33,000	Kohl's Corp.*	1,845,030
7,200	Lowe's Companies, Inc.	419,184
11,100	Sears Holdings Corp.*	1,663,557
4,800	Wal-Mart Stores, Inc.	231,360
		4,673,256
	Semi-conductors - 3.3%
23,700	Applied Materials, Inc.*	383,466
31,700	Texas Instruments, Inc.	889,819
		1,273,285

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Software - 1.0%
27,400	Cadence Design Systems, Inc.*	$374,284
	Telecommunications - 3.4%
7,000	Alltel Corp.	435,960
51,100	Nokia Corp. ADR	850,304
		1,286,264
	Total Common Stock (cost-$34,220,209)	37,903,594

Principal Amount
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.8%
$325,000	Federal Home Loan Bank 2.95%, 7/7/05 (cost-$324,840)		324,840
	Total Investments (cost-$34,545,049)	100.0%	38,228,434
	Liabilities in excess of other assets	(0.0)	(10,161)
	Net Assets	100.0%	$38,218,273

*  Non-income producing.

ADR - American Depositary Receipt

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$34,545,049)	$38,228,434
Cash	55,642
Dividends receivable	36,597
Receivable for shares of beneficial interest sold	5,306
Prepaid expenses	2,000
Total Assets	38,327,979
Liabilities:
Investment advisory fee payable	24,817
Payable for shares of beneficial interest redeemed	14,439
Accrued expenses	70,450
Total Liabilities	109,706
Net Assets	$38,218,273
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$10,451
Paid-in-capital in excess of par	35,663,272
Undistributed net investment income	57,702
Accumulated net realized loss on investments	(1,196,537)
Net unrealized appreciation of investments	3,683,385
Net Assets	$38,218,273
Shares outstanding	1,045,115
Net asset value, offering price and redemption price per share	$36.57

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,531)	$274,121
Interest	8,242
Total investment income	282,363
Expenses:
Investment advisory fees	153,821
Custodian fees	12,066
Reports to shareholders	9,050
Trustees' fees and expenses	8,724
Audit and tax services	8,326
Transfer agent fees	3,439
Insurance expense	1,042
Legal expense	995
Miscellaneous	679
Total expenses	198,142
Less: investment advisory fees waived	(3,755)
custody credits earned on cash balances	(2,111)
Net expenses	192,276
Net investment income	90,087
Realized and Unrealized Gain (Loss):
Net realized gain on investments	987,752
Net change in unrealized appreciation/depreciation of investments	(341,790)
Net realized and unrealized gain on investments	645,962
Net increase in net assets resulting from investment operations	$736,049

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment income	$90,087	$157,980
Net realized gain on investments	987,752	4,937,423
Net change in unrealized appreciation/depreciation of investments	(341,790)	(746,012)
Net increase in net assets resulting from investment operations	736,049	4,349,391
Dividends to shareholders from net investment income	(161,913)	(376,330)
Share Transactions:
Net proceeds from the sale of shares	1,875,164	3,216,302
Reinvestment of dividends	161,913	376,330
Cost of shares redeemed	(3,780,972)	(8,218,806)
Net decrease in net assets from share transactions	(1,743,895)	(4,626,174)
Total decrease in net assets	(1,169,759)	(653,113)
Net Assets:
Beginning of period	39,388,032	40,041,145
End of period (including undistributed net investment income of $57,702 and $129,528, respectively)	$38,218,273	$39,388,032
Shares Issued and Redeemed:
Issued	52,425	97,297
Issued in reinvestment of dividends	4,418	11,177
Redeemed	(105,835)	(248,047)
Net decrease	(48,992)	(139,573)

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,
	(unaudited)		2004		2003	2002	2001	2000
Net asset value, beginning of period	$36.00		$32.46		$25.63	$33.12	$36.09	$37.56
Investment Operations:
Net investment income	0.09		0.15		0.31	0.36	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.63		3.70		6.89	(7.38)	(2.75)	2.39
Total from investment operations	0.72		3.85		7.20	(7.02)	(2.51)	2.64
Dividends and Distributions to Shareholders from:
Net investment income	(0.15)		(0.31)		(0.37)	(0.25)	(0.24)	(0.30)
Net realized gains	-		-		-	(0.22)	(0.22)	(3.81)
Total dividends and distributions to shareholders	(0.15)		(0.31)		(0.37)	(0.47)	(0.46)	(4.11)
Net asset value, end of period	$36.57		$36.00		$32.46	$25.63	$33.12	$36.09
Total Return (1)	1.99%		11.93%		28.57%	(21.41)%	(7.02)%	9.91%
Ratios/Supplemental data:
Net assets, end of period (000's)	$38,218		$39,388		$40,041	$35,915	$78,781	$88,613
Ratio of expenses to average net assets (2)	1.01	%(3)(4)	1.01	%(3)	1.00%	0.96%	0.93%	0.95%
Ratio of net investment income to average net assets	0.47	%(3)(4)	0.41	%(3)	1.02%	0.89%	0.68%	0.78%
Portfolio turnover	40%		144%		7%	21%	22%	58%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)  During the fiscal periods indicated above the Investment Adviser waived a portion of it fee. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.03% (annualized) and 0.45% (annualized), respectively for the six months ended June 30, 2005 and 1.03% and 0.39%, respectively for the year ended December 31, 2004.

(4)  Annualized.

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio (the "Portfolio"), OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (formerly PEA Renaissance Portfolio), NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio. The OpCap U.S. Government Income Portfolio, NFJ Small Cap Value and the PEA Science & Technology Portfolio were liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F)  Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2005, the Portfolio's payable in connection with the Plan was $32,822, of which $941 was accrued during the six months ended June 30, 2005.

(G)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

Capital LLC (the "Sub-Adviser"), to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $15,016,864 and $16,906,797 respectively.

(4)  Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $34,545,049. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $4,485,644; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $802,259; net unrealized appreciation for federal income tax purposes is $3,683,385.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds'') advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG'') announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing'' with brokers offering "shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Adviser's ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT
OpCap Equity Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters.

Premier VIT
OpCap Equity Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

(This page intentionally left blank)

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Paul Y. Clinton	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Michael Corelli	Vice President and Portfolio Manager
Mark F. Degenhart	Vice President and Portfolio Manager
Ben J. Fischer	Vice President and Portfolio Manager
Colin Glinsman	Vice President and Portfolio Manager
Louis P. Goldstein	Vice President and Portfolio Manager
William Gross	Vice President and Portfolio Manager
Elisa A. Mazen	Vice President and Portfolio Manager
Robert K. Urquhart	Vice President and Portfolio Manager
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary
Youse Guia	Chief Compliance Officer
Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington, D.C., (800) SEC-0330.

Premier VIT

OpCap Small Cap Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Small Cap Portfolio

2005 Semi-Annual Report

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Small Cap Portfolio (the "Portfolio") formerly, PIMCO Advisors VIT-OpCap Small Cap Portfolio, for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

We thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Small Cap Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

						Since Inception*
	6 Month	1 Year	3 Year*	5 Year*	10 Year*	(8/1/88)
Portfolio	(6.31)%	2.67%	7.56%	11.22%	10.51%	11.87%
Russell 2000 Index	(1.25)%	9.45%	12.80%	5.70%	9.90%	10.63%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/PremierVIT. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

* Total return for a period of more than one year represents the average annual total return.

On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds-the Old Trust and the present Premier VIT (the "Present Trust")-at which time the Present Trust commenced operations. Total net assets of the OpCap Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Small Cap Portfolio of the Present Trust reflect the performance of the OpCap Small Cap Portfolio of the Old Trust.

Top Ten Holdings at June 30, 2005
  (% of net assets)

Astec Industries, Inc.	3.6%
Abaxis, Inc.	2.5%
Renaissance Learning, Inc.	2.3%
Martek Biosciences Corp.	2.2%
NeoPharm, Inc.	2.1%
NuCo2, Inc.	2.1%
Keystone Automotive Industries, Inc.	2.0%
Universal Compression Holdings, Inc.	2.0%
Affiliated Managers Group, Inc.	1.9%
BISYS Group, Inc.	1.9%

  Top Five Industries
  (% of net assets)

Premier VIT
OpCap Small Cap Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% of total investments)

• For the six-months ended June 30, 2005, the Portfolio returned (6.31)% versus (1.25)% for its benchmark, the Russell 2000 Index.

• Stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined (0.81)%. Value investing, as measured by the S&P 500 Value Index, outperformed growth investing, as measured by the S&P 500 Growth Index, 0.09% versus (1.73)%. In a reversal of recent trends, large cap stocks outperformed small cap stocks and the best performing equity asset class was mid caps, with the Russell Mid Cap Index returning 3.92%.

• The Portfolio was hurt by an overweighting and poor stock selection in the healthcare sector. In particular, the stock prices of biotech-related stocks such as Northfield Laboratories and NeoPharm fell in the first half of the year.

• The consumer discretionary sector negatively impacted performance. In particular, West Marine, a recreational boating supply retailer, declined during the six-month period.

• The Portfolio benefited from good stock selection in the telecommunications sector. Syniverse Holdings, a provider of wireless services, was a standout in this area.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Small companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Small Cap Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, the beginning of the period and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds,

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$936.90	$4.47
Hypothetical	$1,000	$1,020.18	$4.66

*  Expenses are equal to the Portfolio's annualized expense ratio of 0.93% multiplied by the average account value over the period; multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 97.6%
	Automotive - 5.1%
81,500	American Axle & Manufacturing Holdings, Inc.	$2,059,505
186,000	Keystone Automotive Industries, Inc.*	4,599,780
87,900	LKQ Corp.*	2,386,485
124,600	Midas, Inc.*	2,865,800
		11,911,570
	Banking - 8.5%
149,000	First State Bancorporation	2,874,210
114,000	Hancock Holding Co.	3,921,600
99,466	Pacific Capital Bancorp.	3,688,199
109,100	Prosperity Bancshares, Inc.	3,121,351
89,600	Signature Bank*	2,186,240
142,000	Texas Regional Bancshares, Inc.	4,328,160
		20,119,760
	Building/Construction - 7.9%
363,500	Astec Industries, Inc.*	8,429,565
95,600	ElkCorp	2,729,380
85,300	Granite Construction, Inc.	2,396,930
85,100	Hughes Supply, Inc.	2,391,310
132,300	Interline Brands, Inc.*	2,619,540
		18,566,725
	Business Services - 1.7%
41,600	Certegy, Inc.	1,589,952
136,200	Wright Express Corp.	2,515,614
		4,105,566
	Chemicals - 4.6%
57,000	Cytec Industries, Inc.	2,268,600
186,900	NuCo2, Inc.*	4,797,723
147,900	OM Group, Inc.*	3,651,651
		10,717,974
	Commercial Services - 1.9%
50,400	First Advantage Corp.	1,174,824
171,000	SOURCECORP, Inc.*	3,389,220
		4,564,044

Shares		Value
	Computer Services - 3.0%
218,300	Digitas, Inc.*	$2,490,803
657,000	E. piphany, Inc.*	2,286,360
268,200	Tier Technologies, Inc.*	2,260,926
		7,038,089
	Computer Software - 2.2%
260,200	Renaissance Learning, Inc.	5,282,060
	Drugs & Medical Products - 10.6%
533,500	Abaxis, Inc.*	5,804,480
109,000	Connectics Corp.*	1,922,760
70,400	Immucor, Inc.*	2,038,080
132,200	Martek Biosciences Corp.*	5,016,990
182,800	Nastech Pharmaceutical Co., Inc.*	2,601,244
496,900	NeoPharm, Inc.*	4,964,031
661,800	Third Wave Technologies, Inc.*	2,600,874
		24,948,459
	Energy - 1.2%
99,200	MDU Resources Group, Inc.	2,794,464
	Financial Services - 4.9%
66,500	Affiliated Managers Group, Inc.*	4,543,945
298,000	BISYS Group, Inc.*	4,452,120
133,500	CapitalSource, Inc.*	2,620,605
		11,616,670
	Food Services - 1.5%
115,900	Performance Food Group Co.*	3,501,339
	Health & Hospitals - 3.7%
43,500	Chemed Corp.	1,778,280
309,800	eResearch Technology, Inc.*	4,148,222
197,600	Northfield Laboratories, Inc.*	2,827,656
		8,754,158
	Insurance - 3.8%
4,500	Delphi Financial Group, Inc	1,986,750
218,900	Tower Group, Inc.	3,421,407
67,800	Triad Guaranty Inc.*	3,416,442
		8,824,599

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Leasing - 1.4%
96,800	Mobile Mini, Inc.*	$3,337,664
	Manufacturing - 3.3%
92,200	Actuant Corp.*	4,420,068
201,000	Blount International, Inc.*	3,354,690
		7,774,758
	Office Equipment - 0.5%
69,400	TRM Corp.*	1,167,308
	Oil & Gas - 4.9%
99,800	FMC Technologies, Inc.*	3,190,606
141,500	Range Resources Corp	3,806,350
125,700	Universal Compression Holdings, Inc.*	4,555,368
		11,552,324
	Real Estate - 6.2%
72,100	Capital Automotive REIT	2,752,057
146,800	Feldman Mall Properties, Inc. REIT	2,047,860
46,900	Lexington Corporate Properties Trust REIT	1,140,139
189,600	MHI Hospitality Corp. REIT	1,839,120
67,800	Nationwide Health Properties, Inc. REIT	1,600,758
67,000	Newcastle Investment Corp. REIT	2,020,050
262,600	Spirit Finance Corp. REIT	3,085,550
		14,485,534
	Retail - 7.6%
125,600	Aeropostale, Inc.*	4,220,160
144,600	Cache, Inc.*	2,403,252
82,900	MSC Industrial Direct Co., Inc.	2,797,875
133,400	Pacific Sunwear of California, Inc.*	3,066,866
105,300	PETCO Animal Supplies Inc.*	3,087,396
134,800	West Marine, Inc.*	2,434,488
		18,010,037
	Semi-conductors - 4.0%
119,000	Brooks Automation, Inc.*	1,767,150
164,000	Fairchild Semiconductor Int'l, Inc.*	2,419,000
100,600	Intermagnetics General Corp.*	3,094,456
301,000	Mattson Technology, Inc.*	2,155,160
		9,435,766

Shares		Value
	Technology - 2.8%
226,200	C&D Technologies, Inc.	$2,078,778
419,000	Parametric Technology, Corp.*	2,673,220
45,000	ScanSource, Inc.*	1,932,300
		6,684,298
	Telecommunications - 2.8%
214,500	CommScope, Inc.*	3,734,445
199,100	Syniverse Holdings, Inc.*	2,787,400
		6,521,845
	Trucking/Shipping - 2.7%
72,700	SCS Transportation, Inc.*	1,294,060
75,600	Universal Truckload Services, Inc.*	1,276,884
159,100	Wabash National Corp.	3,854,993
		6,425,937
	Water/Sewer - 0.7%
138,600	Southwest Water Co.	1,639,638
	Total Common Stock (cost-$206,368,893)	229,780,586

Principal Amount (000)
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 1.2%
	Federal Home Loan Bank
$2,886	2.95%, 7/5/05 (cost-$2,884,581)		2,884,581
	Total Investments (cost-$209,253,474)	98.8%	232,665,167
	Other assets less liabilities	1.2	2,927,355
	Net Assets	100.0%	$235,592,522

*  Non-income producing.

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$209,253,474)	$232,665,167
Cash	2,520
Receivable for investments sold	5,264,805
Dividends receivable	176,663
Prepaid expenses	14,009
Receivable for shares of beneficial interest sold	6,854
Total Assets	238,130,018
Liabilities:
Payable for investment purchased	1,761,834
Payable for shares of beneficial interest redeemed	417,943
Investment advisory fee payable	154,282
Accrued expenses	203,437
Total Liabilities	2,537,496
Net Assets	$235,592,522
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$80,430
Paid-in-capital in excess of par	212,818,314
Accumulated net investment loss	(335,464)
Accumulated net realized loss on investments	(382,451)
Net unrealized appreciation of investments	23,411,693
Net Assets	$235,592,522
Shares outstanding	8,043,033
Net asset value, offering price and redemption price per share	$29.29

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For six months ended June 30, 2005
(unaudited)

Investment Income:
Dividends	$775,738
Interest	67,694
Total investment income	843,432
Expenses:
Investment advisory fees	957,729
Reports to shareholders	37,625
Trustees' fees and expenses	29,172
Custodian fees	26,291
Audit and tax services	21,177
Transfer agent fees	15,023
Legal fees	7,421
Insurance expense	3,572
Miscellaneous	9,589
Total expenses	1,107,599
Less: custody credits earned on cash balances	(2,399)
Net expenses	1,105,200
Net investment loss	(261,768)
Realized and Unrealized Gain (Loss):
Net realized gain on investments	224,448
Net change in unrealized appreciation/depreciation of investments	(18,076,758)
Net realized and unrealized loss on investments	(17,852,310)
Net decrease in net assets resulting from investment operations	$(18,114,078)

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment loss	$(261,768)	$(772,667)
Net realized gain on investments	224,448	37,286,246
Net change in unrealized appreciation/depreciation of investments	(18,076,758)	5,904,024
Net increase (decrease) in net assets resulting from investment operations	(18,114,078)	42,417,603
Dividends and Distributions to Shareholders from:
Net investment income	-	(118,935)
Net realized gains	(34,583,610)	-
Total dividends and distributions to shareholders	(34,583,610)	(118,935)
Share Transactions:
Net proceeds from the sale of shares	5,946,134	28,274,835
Reinvestment of dividends and distributions	34,583,610	118,935
Cost of shares redeemed	(27,558,674)	(44,323,298)
Net increase (decrease) in net assets from share transactions	12,971,070	(15,929,528)
Total increase (decrease) in net assets	(39,726,618)	26,369,140
Net Assets:
Beginning of period	275,319,140	248,950,000
End of period (including dividends in excess of net investment income of $73,696 at December 31, 2004)	$235,592,522	$275,319,140
Shares Issued and Redeemed:
Issued	192,976	874,174
Issued in reinvestment of dividends and distributions	1,169,948	3,671
Redeemed	(935,760)	(1,377,666)
Net increase (decrease)	427,164	(499,821)

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$36.15		$30.68	$21.52	$32.26	$32.26	$22.52
Investment Operations:
Net investment income (loss)	(0.03)		(0.11)	0.05	0.03	0.02	0.26
Net realized and unrealized gain (loss) on investments	(2.21)		5.59	9.12	(6.18)	2.38	9.62
Total from investment operations	(2.24)		5.48	9.17	(6.15)	2.40	9.88
Dividends and Distributions to Shareholders from:
Net investment income	-		(0.01)	(0.01)	(0.02)	(0.24)	(0.14)
Net realized gains	(4.62)		-	-	(4.57)	(2.16)	-
Total dividends and distributions to shareholders	(4.62)		(0.01)	(0.01)	(4.59)	(2.40)	(0.14)
Net asset value, end of period	$29.29		$36.15	$30.68	$21.52	$32.26	$32.26
Total Return (1)	(6.31)%		17.88%	42.65%	(21.64)%	8.30%	44.22%
Ratios/Supplemental data:
Net assets, end of period (000's)	$235,593		$275,319	$248,950	$174,593	$254,791	$224,669
Ratio of expenses to average net assets (2)	0.93	%(3)	0.91%	0.93%	0.91%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	(0.22	)%(3)	(0.30)%	0.23%	0.12%	0.08%	1.03%
Portfolio turnover	28%		102%	136%	147%	156%	114%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank
(See (1)(G) in Notes to Financial Statements).

(3)  Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio (the "Portfolio"), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (formerly PEA Renaissance Portfolio), NFJ Dividend Income Portfolio, and OpCap Balanced Portfolio. The OpCap U.S. Government Income Portfolio, NFJ Small Cap Value Portfolio and the PEA Science and Technology Portfolio were liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2005, the Portfolio's payable in connection with the Plan was $112,427, of which $6,339 was accrued during the six months ended June 30, 2005.

(G) Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

"Sub-Adviser"), to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $66,739,580 and $90,669,030, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $209,253,474. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $32,881,522; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $9,469,829; net unrealized appreciation for federal income tax purposes is $23,411,693.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Adviser's ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT
OpCap Small Cap Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment

Premier VIT
OpCap Small Cap Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

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Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman, Trustee
V. Lee Barnes	Trustee
Paul Y. Clinton	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Michael Corelli	Vice President and Portfolio Manager
Mark F. Degenhart	Vice President and Portfolio Manager
Ben J. Fischer	Vice President and Portfolio Manager
Colin Glinsman	Vice President and Portfolio Manager
Louis P. Goldstein	Vice President and Portfolio Manager
William Gross	Vice President and Portfolio Manager
Elisa A. Mazen	Vice President and Portfolio Manager
Robert K. Urquhart	Vice President and Portfolio Manager
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary
Youse Guia	Chief Compliance Officer
Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington D.C. (800) SEC-0330

Premier VIT

OpCap Global Equity Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Global Equity Portfolio

2005 Semi-Annual Report
(unaudited)

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Global Equity Portfolio (the "Portfolio") formerly, PIMCO Advisors VIT-OpCap Global Equity Portfolio, for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Global Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Months	1 Year	3 Year*	5 Year*	Since Inception* (3/1/95)
Portfolio	(2.54)%	6.69%	8.62%	1.56%	8.85%
Morgan Stanley World Index	(0.40)%	10.59%	10.55%	(1.65)%	8.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/Premier VIT. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

*Total return for a period of more than one year represents above average annual total return.

Top Ten Holdings at June 30, 2005
(% of net assets)

Pfizer, Inc.	3.1%
Kohl's Corp.	2.9%
ConocoPhillips	2.8%
Swatch Group AG	2.8%
Tesco plc	2.6%
Tiffany & Co.	2.5%
Royal Caribbean Cruises Ltd.	2.3%
Citigroup, Inc.	2.3%
Tyco International Ltd.	2.1%
Intel Corp.	2.0%

  Country Breakdown
  (% of net assets)

United States	36.3%
Japan	8.5%
Germany	8.5%
France	6.1%
United Kingdom	6.4%
Switzerland	5.4%
Netherlands	3.2%
Bermuda	3.2%
Canada	2.7%
Liberia	2.4%
Austria	2.3%
Finland	1.8%
Sweden	1.8%
Brazil	1.6%
New Zealand	1.6%
Luxembourg	1.5%
Mexico	1.3%
Singapore	0.9%
Hong Kong	0.6%
Italy	0.1%

Top Five Industries
(% of net assets)

Premier VIT
OpCap Global Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

• For the six-months ended June 30, 2005, the Portfolio returned (2.54)% versus (0.40)% for its benchmark, the MSCI World Index. Since its inception on March 1 1995, the Portfolio's average annual return of 8.85% outperformed the benchmark return of 8.20%.

• Global stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising U.S. interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient U.S. gross domestic product and low inflation.

• For the six months ended June 30, 2005, the U.S. dollar rallied against other major currencies and as a result the MSCI EAFE Index performed in line with the S&P 500 despite strong local currency returns from foreign stocks. European equities outperformed Asian equities and emerging markets stocks outperformed stocks in developed markets.

• Value investing outperformed growth investing and in a reversal of recent trends, large-caps outperformed small caps. The energy sector was the global market's best performing sector during the first half of 2005 while telecom was the worst performing sector.

• Stock selection in the information technology sector was a strong contributor to portfolio performance through the first half of 2005. Intel Corp, a leader in semi-conductor technology and Nokia Corp, a cell phone manufacturer performed particularly well.

• Conversely stock selection in the industrial sector detracted from Portfolio performance as holdings such as industrial conglomerate, Tyco International and electrical engineering firm, Siemens AG underperformed.

• Stock selection in the financial services sector also detracted from performance during the first half of the year. The stock prices of Morgan Stanley, Deutsche Bank and Shizuoka Bank, a Japanese regional bank, all fell. In particular, Shizuoka Bank lost significant ground as a result of some profit-taking after rising strongly in the previous two quarters.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Global Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% total investments)

Premier VIT
OpCap Global Equity Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% total investments)

Premier VIT
OpCap Global Equity Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your cost would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$974.60	$6.12
Hypothetical	$1,000	$1,018.60	$6.26

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.25%; multiplied by the average account value over the period; multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 96.2%
	AUSTRIA - 2.3%
	Building/Construction - 0.7%
4,300	Wienerberger AG	$199,466
	Metals & Mining - 1.6%
3,133	Boehler-Uddeholm AG*	413,703
	Total Austria	613,169
	BERMUDA - 3.2%
	Diversified Manufacturing - 2.1%
19,300	Tyco International Ltd.	563,560
	Insurance - 1.1%
3,700	XL Capital Ltd.	275,354
	Total Bermuda	838,914
	BRAZIL - 1.6%
	Oil & Gas - 1.6%
8,300	Petroleo Brasileiro SA	432,679
	CANADA - 2.7%
	Metals & Mining - 1.8%
12,600	Inco Ltd.	475,650
	Oil & Gas - 0.9%
3,800	Petro-Canada	247,246
	Total Canada	722,896
	FINLAND - 1.8%
	Telecommunications - 1.8%
28,900	Nokia Oyj ADR	480,896
	FRANCE - 6.1%
	Banking - 1.0%
4,100	BNP Paribas SA	279,959
	Insurance - 1.0%
10,300	AXA	256,378
	Multi-Media - 1.6%
13,300	Vivendi Universal SA	416,697
	Oil & Gas - 1.5%
1,700	Total SA	397,694
	Retail - 1.0%
2,700	PPR SA	277,717
	Total France	1,628,445

Shares		Value
	GERMANY - 8.5%
	Banking - 2.6%
6,300	Aareal Bank AG*	$204,271
6,300	Deutsche Bank AG	490,396
		694,667
	Drugs & Medical Products - 1.2%
3,900	Merck KGaA.	310,802
	Electronics - 1.5%
5,400	Siemens AG	392,260
	Multi-Media - 0.8%
11,600	ProSieben Sat. I Media AG	198,930
	Telecommunications - 0.7%
10,800	Deutsche Telekom AG	198,931
	Utilities - 1.7%
6,900	RWE AG	442,978
	Total Germany	2,238,568
	HONG KONG - 0.6%
	Banking - 0.6%
52,000	Bank of East Asia Ltd.	153,142
	ITALY - 0.1%
	Building/Construction - 0.1%
1,400	Buzzi Unicem SpA	14,550
	JAPAN - 8.5%
	Automotive - 1.3%
10,000	Toyota Motor Corp.	356,858
	Banking - 3.4%
34,900	Joyo Bank, Ltd.	170,106
52,700	Shinsei Bank, Ltd.	282,831
51,000	Shizuoka Bank, Ltd.	436,154
		889,091
	Drugs & Medical Products - 1.8%
8,500	Astellas Pharma, Inc.	289,504
4,000	Takeda Pharmaceutical Co., Ltd.	197,791
		487,295
	Electronics - 1.5%
274	NTT DoCoMo, Inc.	403,698

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Retail - 0.5%
8,000	Aeon Co. Ltd.	$121,672
	Total Japan	2,258,614
	LIBERIA - 2.4%
	Leisure - 2.4%
12,900	Royal Caribbean Cruises Ltd.	623,844
	LUXEMBOURG - 1.5%
	Metals & Mining - 1.5%
20,000	Arcelor	390,078
	MEXICO - 1.3%
	Building/Construction - 1.3%
83,400	Cemex SA de C.V.	353,806
	NETHERLANDS - 3.2%
	Banking - 1.7%
16,700	Fortis Group	461,838
	Insurance - 1.5%
30,300	Aegon N.V.	390,077
	Total Netherlands	851,915
	NEW ZEALAND - 1.6%
	Manufacturing - 1.6%
89,500	Fletcher Building Ltd.	428,720
	SINGAPORE - 0.9%
	Electronics - 0.9%
18,300	Flextronics International Ltd.*	241,743
	SWEDEN - 1.8%
	Manufacturing - 1.8%
47,200	SKF AB	480,734
	SWITZERLAND - 5.4%
	Drugs & Medical Products - 1.6%
1,500	Actelion Ltd.*	155,648
5,700	Novartis AG	270,364
		426,012
	Financial Services - 1.0%
6,900	Credit Suisse Group*	270,210
	Retail - 2.8%
25,800	Swatch Group AG*	735,015
	Total Switzerland	1,431,237

Shares		Value
	UNITED KINGDOM - 6.4%
	Food & Beverage - 1.6%
28,000	Diageo plc	$412,149
	Metals & Mining - 1.0%
8,400	Rio Tinto plc	255,935
	Retail - 2.6%
120,900	Tesco plc	689,175
	Telecommunications - 1.2%
136,000	Vodafone Group plc	330,846
	Total United Kingdom	1,688,105
	UNITED STATES - 36.3%
	Business Services - 1.0%
6,600	ChoicePoint, Inc*	264,330
	Consumer Products - 1.2%
8,200	Avon Products, Inc.	310,370
	Diversified Manufacturing - 1.0%
4,200	Parker Hannifin Corp.	260,442
	Drugs & Medical Products - 5.1%
3,000	Beckman Coulter, Inc.	190,710
12,500	Boston Scientific Corp.*	337,500
29,900	Pfizer, Inc.	824,642
		1,352,852
	Education - 0.5%
3,500	Career Education Corp.*	128,135
	Financial Services - 6.0%
13,400	Citigroup, Inc.	619,482
11,500	Countrywide Financial Corp.	444,015
3,300	H&R Block, Inc.	192,555
6,300	Morgan Stanley & Co., Inc.	330,561
		1,586,613
	Food & Beverage - 1.3%
8,400	Coca-Cola Co.	350,700
	Food Services - 1.0%
9,700	McDonald's Corp.	269,175
	Hotels - 0.7%
20,700	La Quinta Corp.*	193,131

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Insurance - 4.0%
3,100	Ambac Financial Group, Inc.	$216,256
8,900	American International Group, Inc.	517,090
4,200	Hartford Financial Services Group, Inc.	314,076
		1,047,422
	Manufacturing - 0.8%
3,600	Eaton Corp.	215,640
	Oil & Gas - 4.3%
3,200	Chevron Corp.	178,944
13,100	ConocoPhillips	753,119
3,200	Nabors Industries, Ltd.*	193,984
		1,126,047
	Printing/Publishing - 0.1%
500	Tribune Co.	17,590
	Retail - 7.3%
5,300	Claire's Stores, Inc.	127,465
14,100	Kohl's Corp.*	788,331
20,500	Tiffany & Co.	671,580
7,400	Wal-Mart Stores, Inc.	356,680
		1,944,056
	Semi-conductors - 2.0%
20,700	Intel Corp.	539,442
	Total United States	9,605,945
	Total Common Stock (cost-$24,238,665)	25,478,000

Principal Amount (000)			Value
	U.S. GOVERNMENT AGENCY SECURITIES - 5.0%
$1,322	Federal Home Loan Bank, 2.60%-2.95%, 7/1/05-7/7/05 (cost-$1,321,656)		$1,321,656
	Total Investments (cost-$25,560,321)	101.2%	26,799,656
	Liabilities in excess of other assets	(1.2)	(323,758)
	Net Assets	100.0%	$26,475,898

*  Non-income producing.

ADR - American Depositary Receipt

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$25,560,321)	$26,799,656
Cash (including foreign currency of $4,986 with a cost of $5,021)	6,094
Receivable for investments sold	174,528
Dividends receivable	20,898
Tax reclaims receivable	14,345
Prepaid expenses	1,341
Total Assets	27,016,862
Liabilities:
Payable for investments purchased	474,000
Investment advisory fee payable	17,194
Payable for shares of beneficial interest redeemed	5,436
Accrued expenses	44,334
Total Liabilities	540,964
Net Assets	$26,475,898
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$17,326
Paid-in-capital in excess of par	24,983,290
Undistributed net investment income	190,324
Accumulated net realized gain on investments	55,181
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency	1,229,777
Net Assets	$26,475,898
Shares outstanding	1,732,588
Net asset value, offering price and redemption price per share	$15.28

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $35,806)	$324,682
Interest	45,939
Total investment income	370,621
Expenses:
Investment advisory fees	104,861
Custodian fees	28,059
Trustees' fees and expenses	8,438
Audit and tax services	8,145
Reports to shareholders	8,145
Transfer agent fees	2,805
Insurance expense	841
Legal fees	634
Miscellaneous	1,633
Total expenses	163,561
Less: custody credits earned on cash balances	(2,538)
Net expenses	161,023
Net investment income	209,598
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,152,240
Foreign currency transactions	(16,796)
Net change in unrealized appreciation/depreciation of:
Investments	(2,027,401)
Foreign currency transactions	(10,132)
Net realized and unrealized loss on investments and foreign currency transactions	(902,089)
Net decrease in net assets resulting from investment operations	$(692,491)

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment income	$209,598	$107,176
Net realized gain on investments and foreign currency transactions	1,135,444	3,722,137
Net change in unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency	(2,037,533)	(694,530)
Net increase (decrease) in net assets resulting from investment operations	(692,491)	3,134,783
Dividends to shareholders from Net Investment Income	(92,081)	(137,201)
Share Transactions:
Net proceeds from the sales of shares	2,704,946	5,726,620
Reinvestment of dividends	92,081	137,201
Cost of shares redeemed	(2,911,300)	(7,588,966)
Net decrease in net assets from share transactions	(114,273)	(1,725,145)
Total increase (decrease) in net assets	(898,845)	1,272,437
Net Assets:
Beginning of period	27,374,743	26,102,306
End of period (includes undistributed net investment income of $190,324 and $72,807, respectively)	$26,475,898	$27,374,743
Shares Issued and Redeemed:
Issued	175,137	400,565
Issued in reinvestment of dividends	5,773	9,410
Redeemed	(188,717)	(527,177)
Net decrease	(7,807)	(117,202)

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended		Year ended December 31,
	June 30, 2005
	(unaudited)		2004	2003		2002	2001	2000
Net asset value, beginning of period	$15.73		$14.05	$10.76		$13.09	$15.36	$16.56
Income (Loss) from Investment Operations:
Net investment income	0.12		0.05	0.09		0.13	0.08	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.52)		1.70	3.28		(2.40)	(2.19)	0.50
Total from investment operations	(0.40)		1.75	3.37		(2.27)	(2.11)	0.68
Dividends and Distributions to Shareholders from:
Net investment income	(0.05)		(0.07)	(0.08)		(0.06)	-	(0.14)
Net realized gains on investments	-		-	-		-	(0.16)	(1.74)
Total dividends and distributions to shareholders	(0.05)		(0.07)	(0.08)		(0.06)	(0.16)	(1.88)
Net asset value, end of period	$15.28		$15.73	$14.05		$10.76	$13.09	$15.36
Total Return (1)	(2.54)%		12.53%	31.55%		(17.41)%	(13.82)%	4.70%
Ratios/Supplemental data:
Net assets, end of period (000's)	$26,476		$27,375	$26,102		$22,355	$31,289	$41,299
Ratio of expenses to average net assets (2)	1.25	%(4)	1.26%	1.26	%(3)	1.15%	1.20%	1.14%
Ratio of net investment income to average net assets	1.60	%(4)	0.41%	0.75	%(3)	0.72%	0.59%	1.07%
Portfolio Turnover	35%		98%	152%		70%	77%	110%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(I)
in Notes to Financial Statements).

(3)  During the year ended December 31, 2003, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% and 0.73%, respectively.

(4)  Annualized.

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio (the "Portfolio"), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (formerly PEA Renaissance Portfolio), NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio. OpCap U.S. Government Portfolio, NFJ Small Cap Portfolio and PEA Science & Technology Portfolio liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, except for certain dividends which are recorded as soon after the 81/2% dividend date as the Fund, using reasonable diligence, becomes aware of such dividends, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE").

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Portfolio's NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends which are recorded as soon after the ex-dividend date as the Portfolio, using reasonable diligence becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(E)  Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2005, the Portfolio's payable in connection with the Plan was $18,304, of which $655 was accrued during the six months ended June 30, 2005.

(I) Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% or average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the "Sub-Adviser") to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the sub-adviser in return for it's services.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(3)  Investments in Securitiess

(a) For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $9,221,443 and $10,168,466, respectively.

(4)  Income Tax Information

The cost of securities for federal income tax purposes is $25,560,321. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,050,225; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $810,890; net unrealized appreciation for federal income tax purposes is $1,239,335.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds'') advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG'') announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing'' with brokers offering "shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al., v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Advisers ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT
OpCap Global Equity Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustee included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

Premier VIT
OpCap Global Equity Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the continuance of the Advisory and Sub-Advisory Agreements (continued)

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www. sec.gov.

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Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman,Trustee
V. Lee Barnes	Trustee
Paul Y. Clinton	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Michael Corelli	Vice President and Portfolio Manager
Mark F. Degenhart	Vice President and Portfolio Manager
Ben J. Fischer	Vice President and Portfolio Manager
Colin Glinsman	Vice President and Portfolio Manager
Louis P. Goldstein	Vice President and Portfolio Manager
William Gross	Vice President and Portfolio Manager
Elisa A. Mazen	Vice President and Portfolio Manager
Robert K. Urquhart	Vice President and Portfolio Manager
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary
Youse Guia	Chief Compliance Officer
Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington D.C. (800) SEC-0330.

Premier VIT

OpCap Managed Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Managed Portfolio

2005 Semi-Annual Report

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Managed Portfolio (the "Portfolio") formerly, PIMCO Advisers VIT-OpCap Managed Portfolio for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Managed Portfolio
PORTFOLIO INFORMATION
(unaudited)

Total Returns for the periods ended June 30, 2005:

						Since Inception*
	6 Months	1 Year	3 Year*	5 Year*	10 Year*	(8/1/88)
Portfolio	2.18%	10.34%	7.53%	4.26%	8.51%	12.81%
S&P 500 Index	(0.81)%	6.32%	8.27%	(2.37)%	9.93%	11.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/PremierVIT.com. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

* Total return for a period of more than one year represents the average annual total return.

On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds-the Old Trust and the present Premier VIT (the "Present Trust")-at which time the Present Trust commenced operations. Total net assets of the OpCap Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Managed Portfolio of the Present Trust reflect the performance of the OpCap Managed Portfolio of the Old Trust.

Top Ten Holdings at June 30, 2005
  (% of net assets)

American International Group, Inc.	4.0%
Tyco International Ltd.	3.9%
Centex Corp.	3.5%
Kohl's Corp.	3.5%
ConocoPhillips	3.4%
Sears Holdings Corp.	3.4%
Texas Instruments, Inc.	3.3%
Lennar Corp. CI A	3.1%
Merrill Lynch & Co., Inc.	3.1%
Wells Fargo & Co.	3.0%

  Top Five Industries
  (% of net assets)

Premier VIT
OpCap Managed Portfolio
PORTFOLIO INFORMATION
(unaudited)

Portfolio Composition (% of total investments)

• For the six months ended June 30, 2005, the Portfolio returned 2.18% versus (0.81)% for its benchmark, the S&P 500 Index. Since its inception on August 1, 1988, the Portfolio's average annual return of 12.81%, closely tracked the benchmark return of 11.62%.

• Stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• Value investing outperformed growth investing and in a reversal of recent trends, large-cap stocks outperformed small cap stocks. The best performing equity asset class was mid caps, with the Russell Mid Cap Index returning 3.92%. The energy sector was the market's best performing sector during the first half of the year while materials, despite a rally early in 2005, was the worst performing sector.

• Bonds were surprisingly robust amid rising short-term interest rates. The Lehman Brothers Aggregate Bond Index gained 2.5% for the six-month period, completely reversing the losses produced in the first quarter. In a sharp reversal, the yield on the 10-year Treasury note, which moves inversely to its price, fell from 4.5% at the beginning of the second quarter to 3.94% at the end of the period.

• The Portfolio's fixed income holdings above-benchmark duration positioning was positive for returns as yields fell.

• The Portfolio's equity portion was helped by an overweighting and strong stock selection in the consumer discretionary sector during the first half of 2005. Sears Holdings Corp, Kohl's Corp and Best Buy were among the top performers in the sector for the Portfolio.

• Prudent stock selection in the technology sector also aided performance as holdings such as Texas Instruments, a semi-conductor technology firm and Nokia Corp, a cell phone manufacturer performed well.

• Conversely, stock selection in the industrials sector detracted from performance during the first half of 2005. In particular, industrial conglomerate Tyco International declined on a downward revision to earnings guidance. Also losing ground during this period was Eaton, an industrial equipment manufacturer.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Small companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Managed Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, the beginning of the period and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your cost would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$1,021.80	$4.61
Hypothetical	$1,000	$1,020.22	$4.61

*  Expenses are equal to the Portfolio's annualized expense ratio of 0.92%; multiplied by the average account value over the period; multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 67.7%
	Advertising - 1.8%
125,500	WPP Group plc ADR	$6,406,775
	Automotive - 1.6%
115,100	Harley-Davidson, Inc.	5,708,960
	Banking - 2.2%
170,100	Bank of America Corp.	7,758,261
	Building / Construction - 5.2%
137,400	Centex Corp.	9,710,058
134,900	Lennar Corp.	8,559,405
		18,269,463
	Business Services - 1.1%
94,900	ChoicePoint, Inc. (a)	3,800,745
	Consumer Products - 0.8%
61,300	Sherwin-Williams Co.	2,886,617
	Diversified Manufacturing - 5.4%
58,700	Parker Hannifin Corp.	3,639,987
64,350	Textron, Inc.	4,880,947
365,700	Tyco International Ltd.	10,678,440
		19,199,374
	Drugs & Medical Products - 5.7%
273,600	Boston Scientific Corp. (a)	7,387,200
176,700	Pfizer, Inc.	4,873,386
190,100	Sanofi-Aventis ADR	7,792,199
		20,052,785
	Education - 0.8%
33,500	Apollo Group, Inc. (a)	2,620,370
	Financial Services - 6.5%
104,000	Citigroup, Inc.	4,807,920
37,000	Countrywide Financial Corp.	1,428,570
153,900	Merrill Lynch & Co., Inc.	8,466,039
133,200	Wells Fargo & Co.	8,202,456
		22,904,985
	Healthcare - 3.9%
63,500	Aetna, Inc.	5,259,070
105,700	Amgen, Inc. (a)	6,390,622
31,700	WellPoint, Inc. (a)	2,207,588
		13,857,280

Shares		Value
	Insurance - 5.8%
67,000	Ambac Financial Group, Inc.	$4,673,920
190,700	American International Group, Inc.	11,079,670
167,400	Marsh & McLennan Companies, Inc.	4,636,980
		20,390,570
	Leisure - 1.1%
82,250	Royal Caribbean Cruises Ltd.	3,977,610
	Manufacturing - 2.2%
129,700	Eaton Corp.	7,769,030
	Metals & Mining - 2.0%
89,400	Inco Ltd.	3,374,850
58,500	Nucor Corp.	2,668,770
9,300	Rio Tinto plc	1,133,856
		7,177,476
	Networking - 1.1%
205,900	Cisco Systems, Inc. (a)	3,934,749
	Oil & Gas - 6.1%
124,700	BP plc	7,778,786
164,300	ConocoPhillips	9,445,607
50,600	Nabors Industries Ltd. (a)	3,067,372
36,033	XTO Energy, Inc.	1,224,762
		21,516,527
	Retail - 8.3%
46,100	Best Buy Co., Inc.	3,160,155
172,400	Kohl's Corp. (a)	9,638,884
43,100	Lowe's Companies, Inc.	2,509,282
62,700	Sears Holdings Corp. (a)	9,396,849
86,300	Target Corp.	4,695,583
		29,400,753
	Semi-conductors - 3.7%
236,300	Applied Materials, Inc.	3,823,334
326,100	Texas Instruments, Inc.	9,153,627
		12,976,961
	Software - 0.9%
219,800	Cadence Design Systems, Inc. (a)	3,002,468

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Telecommunications - 1.5%
319,200	Nokia Corp. ADR	$5,311,488
	Total Common Stock (cost-$211,085,826)	238,923,247

Principal Amount (000)		Credit Rating (Moody's/S&P)
	CORPORATE BONDS & NOTES - 5.8%
	Airlines - 0.2%
$1,861	United Air Lines, Inc., 8.03%, 7/1/11 (b)	NR/NR	579,788
	Automotive - 0.2%
700	DaimlerChrysler Holdings Co., 3.60%, 11/17/06, FRN (c)	A3/BBB	699,558
	Banking - 0.7%
¥50,000	Landwirtsch Rentenbank, 0.65%, 9/30/08 (c)	Aaa/AAA	458,593
$1,000	Unicredito Italiano NY, 3.317%, 9/8/06, FRN (c)(d)	Aa2/AA-	997,231
1,000	Wells Fargo & Co., 3.511%, 3/23/07, FRN (c)	Aa1/AA-	1,000,715
			2,456,539
	Financing - 4.0%
1,000	American Express Co., 3.31%, 12/15/06, FRN (c)	Aa3/A+	1,001,348
	American General Finance, FRN
100	3.22%, 4/5/07 (c)	A1/A+	100,014
1,000	3.428%, 11/15/06 (c)	A1/A+	1,001,513
1,000	Bear Stearns Co., Inc., 3.31%, 1/16/07, FRN (c)	A1/A	1,001,882
1,000	Caterpillar Financial Services Corp., 3.368%, 2/26/07, FRN (c)	A2/A	1,001,217
	CIT Group, Inc., FRN
1,000	3.30%, 8/18/06 (c)	A2/A	999,852
1,000	3.468%, 2/15/07 (c)	A2/A	1,001,885
1,000	Citigroup Global Markets, Inc., 3.483%, 3/16/07, FRN (c)	Aa1/AA-	1,000,164

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Ford Motor Credit Corp., FRN
$1,000	4.30813%, 9/28/07 (c)	Baa2/BB+	$966,347
600	4.38938%, 3/21/07 (c)	Baa2/BB+	587,336
1,000	HSBC Capital Funding Corp., 9.55%, 6/30/10, VRN (c) (f)	A1/A-	1,218,468
1,000	John Deere Capital Corp., 3.37%, 8/24/06, FRN (c)	A3/A-	1,000,454
1,000	Merrill Lynch & Co., 3.59375%, 12/22/06, FRN (c)	Aa3/A+	1,002,193
1,100	Morgan Stanley Co & Inc., 3.27%, 1/12/07, FRN (c)	Aa3/A+	1,100,833
1,100	SLM Corp., 3.28%, 1/25/07, FRN (c)	A2/A	1,101,871
			14,085,377
	Oil & Gas - 0.2%
200	El Paso Energy Corp., 8.05%, 10/15/30 (c)	Caa1/B-	198,000
600	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	604,500
			802,500
	Special Purpose Entity - 0.3%
1,000	Pricoa Global Funding 3.35%, 11/24/06, FRN (c)(f)	Aa3/AA-	1,000,146
	Telecommunications - 0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23 (c)	Ba3/BB-	46,125
	Transportation - 0.2%
773	CSX Corp., 3.51%, 8/3/06, FRN (c)	Baa2/BBB	774,406
	Total Corporate Bonds & Notes (cost-$21,327,835)		20,444,439
	MORTGAGE-RELATED SECURITIES (c) - 6.7%
524	AAA Trust, 3.41%, 11/26/35, FRN	Aaa/AAA	524,413
300	Bank of America Funding Corp., 4.12%, 5/25/35	NR/AAA	296,532

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$87	CS First Boston Mortgage Securities Corp., 6.12%, 12/25/31, FRN	Aaa/AAA	$86,995
	Prime Mortgage Trust, FRN
41	3.71%, 2/25/19	NR/AAA	41,234
82	3.71%, 2/25/34	NR/AAA	81,890
	Small Business Administration Co.Pass-Thru Certificates,
4,230	4.524%, 2/10/13	NR/NR	4,254,379
1,900	4.625%, 2/1/25	NR/NR	1,908,048
1,600	4.684%, 9/10/14	NR/NR	1,612,061
1,564	4.87%, 12/1/24	NR/NR	1,591,033
3,951	4.90%, 1/1/23	NR/NR	4,031,272
1,700	4.95%, 3/1/25	NR/NR	1,735,527
6,300	4.99%, 9/1/24	NR/NR	6,336,076
1,000	5.11%, 4/1/25	NR/NR	1,029,030
64	7.449%, 8/1/10	NR/NR	69,135
	Total Mortgage-Related Securities (cost-$23,410,739)		23,597,625
	MUNICIPAL NOTES & BONDS (c) - 0.5%
	California - 0.4%
1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	1,519,506
	Texas - 0.1%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC)	Aaa/AAA	420,156
	Total Municipal Notes & Bonds (cost-$1,839,383)		1,939,662

Shares
PREFERRED STOCK - 0.2%
Banking - 0.2%
68	DG Funding Trust, 4.225%, (cost-$716,526) (c)(d)(f)	729,725

Principal Amount (000)
	SOVEREIGN DEBT OBLIGATIONS (c) - 1.7%
	Canadian Government,
$51	3.00%, 12/1/36	Aaa/AAA	52,101
100	5.75%, 6/1/33	Aaa/AAA	100,963

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value
		Federal Republic of Brazil,
$1,583		8.00%, 4/15/14	B1/BB-	$1,620,363
100		11.00%, 8/17/40	B1/BB-	120,300
		Federal Republic of Germany,
	€100	5.50%, 1/4/31	Aaa/AAA	157,583
	€100	5.625%, 1/4/28	Aaa/AAA	157,607
€100		Government of France, 4.00%, 4/25/55	Aaa/AAA	127,905
		Government of Spain,
	€800	4.20%, 1/31/37	Aaa/AAA	1,054,892
	€150	5.75%, 7/30/32	Aaa/AAA	245,548
	$100	Republic of Panama, 8.25%, 4/22/08	Ba1/BB	109,000
100		Republic of Peru, 9.125%, 2/21/12	Ba3/BB	117,000
900		Russian Federation, 5.00%, 3/31/30	Baa3/BBB-	1,001,610
1,100		United Mexican States, 8.375%, 1/14/11	Baa1/BBB	1,280,400
		Total Sovereign Debt Obligations (cost-$5,838,793)		6,145,272

	US GOVERNMENT AGENCY SECURITIES (c) - 18.4%
	Fannie Mae,
87	3.11%, 11/28/35	87,111
500	3.318%, 9/22/06	499,680
317	3.747%, 9/1/40	324,789
1,327	4.288%, 5/1/36	1,350,085
109	4.30%, 9/1/39	114,786
900	4.50%, 12/1/99	895,781
62	4.50%, 2/1/20	61,504
1,000	5.00%, 12/1/99	997,812
5,526	5.00%, 6/1/18	5,592,651
975	5.00%, 1/1/20	986,457
17,500	5.50%, 12/1/99	17,735,165
100	5.50%, 6/1/16	102,628
149	5.50%, 1/1/17	153,461
153	5.50%, 3/1/17	157,320
500	5.50%, 11/1/34	507,132
17,385	5.50%, 2/1/35	17,631,702
11,860	5.50%, 3/1/35	12,028,915
510	6.00%, 6/1/16	527,047
7	6.00%, 7/1/16	7,544
8	6.00%, 8/1/16	8,684
17	6.00%, 10/1/16	17,897
670	6.00%, 12/1/16	693,399
13	6.00%, 1/1/17	13,501
260	6.00%, 2/1/17	267,948
46	6.00%, 3/1/17	47,587

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Principal Amount (000)	Credit Rating (Moody's/S&P)	Value
$237	6.00%, 4/1/17	$244,860
25	6.00%, 5/1/17	25,652
8	6.00%, 7/1/17	7,782
159	6.00%, 11/1/17	164,525
50	6.00%, 9/1/32	51,174
	Federal Home Loan Bank,
286	5.00%, 11/1/18	289,480
157	6.00%, 3/1/16	162,592
7	7.624%, 7/1/30	7,331
	Freddie Mac,
64	3.67%, 11/15/30	64,361
118	6.00%, 8/15/32	124,800
118	6.00%, 9/15/32	125,436
	Government National Mortgage Association,
1,171	3.375%, 5/20/30	1,189,365
200	3.50%, 7/20/30	202,240
506	3.75%, 2/20/32	510,386
53	3.76%, 9/20/30	52,778
141	4.125%, 10/20/29	142,697
22	6.00%, 11/20/28	22,640
7	6.00%, 11/20/31	6,999
942	6.00%, 6/20/34	970,156
	Total US. Government Agency Securities (cost-$64,976,629)	65,175,840

	U.S. Treasury Notes & Bonds (c) - 0.8%
719	0.875%, 4/15/10		701,138
102	1.625%, 1/15/15		101,521
1,444	2.00%, 7/15/14		1,487,972
206	2.375%, 1/15/25		225,968
120	3.625%, 4/15/28		161,626
	Total U.S. Treasury Notes and Bonds (cost-$2,667,006)		2,678,225
	SHORT-TERM INVESTMENTS - 2.8%
	Corporate Notes (c) - 1.9%
	Airlines - 0.0%
495	United Air Trust, 11.56%, 5/27/06 (a) (b) (d) (g)	NR/NR	99,479
	Financing - 0.8%
1,000	Countrywide Home Loan, 3.27%, 1/31/06, FRN	A3/A	999,860
200	Ford Motor Credit Corp., 7.60%, 8/1/05	NR/NR	200,448
	General Motors Acceptance Corp., 4.39475%, 10/20/05,
400	FRN	Baa2/BB	400,341
100	7.50%, 7/15/05	NR/BB	100,043

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value
$1,100		Goldman Sachs Group Inc., 3.59%, 3/30/07, FRN	Aa3/A+	$1,101,017
				2,801,709
		Oil & Gas - 0.3%
1,000		Halliburton Co., 4.65%, 10/17/05, FRN	Baa2/BBB	1,003,868
		Retail - 0.3%
1,000		Safeway, Inc., 3.68%, 11/1/05, FRN	Baa2/BBB-	1,000,627
		Sovereign - 0.2%
	€600	Republic of France, zero coupon, 7/28/05	NR/NR	724,814
		Utilities - 0.3%
$1,000		Southern California Edison Co., 3.44%, 1/13/06, FRN	A3/BBB+	1,001,240
		Total Corporate Notes (cost-$6,708,201)		6,631,737
		U.S. Government Agency Securities (c) - 0.8%
261	(e)	Fannie Mae, 6.50%, 9/1/05		261
		Federal Home Loan Bank,
775		2.60%, 7/1/05		775,000
2,000		2.95%, 7/7/05		1,999,017
		Total U.S. Government Agency Securities (cost-$2,774,280)		2,774,278
		U.S. Treasury Bills (c) - 0.1%
440		2.92%-3.089%, 9/1/05-9/15/05 (cost-$437,671)		437,671
		Total Short-Term Investments (cost-$9,920,152)		9,843,686
		Total Investments, before outstanding options written (cost-$341,782,889)	104.6%	369,477,721
Contracts
		OPTIONS WRITTEN - (0.1)%
		Call Options (a) - (0.1)%
10,000		U.S. Treasury Bond Futures, Chicago Board of Trade, Strike price $121, expires 8/26/05		(6,250)

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Contracts		Value
	U.S. Treasury Notes 10 yr. Futures,
37,000	Strike price $115, expires 8/26/05	$(12,140)
15,000	Strike price $116, expires 7/22/05	(469)
38,000	Strike price $116, expires 8/26/05	(5,344)
		(24,203)
	Put Options (a) - (0.0)%
	U.S. Treasury Bonds Futures, Chicago Board of Trade,
9,000	Strike price $115, expires 8/26/05	(3,234)
	U.S. Treasury Notes 10 yr. Futures,
15,000	Strike price $110, expires 7/22/05	(234)
46,000	Strike price $110, expires 8/26/05	(4,313)
5,000	Strike price $111, expires 8/26/05	(1,000)
		(8,781)
	Total Options Written (premiums received-$51,762)	(32,984)
Total Investments, net of options written (cost-$341,731,127)	104.5%	369,444,737
Liabilities less other assets	(4.5)	(16,290,082)
Net Assets	100.0%	$353,154,655

(a)  Non-income producing.

(b)  Issuer in default.

(c)  All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(d)  Fair-valued security.

(e)  Represents actual amount, not rounded.

(f)  144A Security-security exempt from registration under 144A of the securities Act of 1933 These securities may be resold in transactions exempt from registration typically only to qualified institutional investors.

(g)  Security deemed illiquid.

Glossary:

ADR - American Depositary Receipt.

AMBAC - insured by American Municipal Bond Assurance Corp.

€ - Euro dollar.

FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on June 30, 2005.

¥ - Japanese Yen.

NR - Not Rated.

VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed refelcts the rate in effect on June 30, 2005.

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$341,782,889)	$369,477,721
Cash (including foreign currency of $624,709 with a cost of $665,526)	4,311,132
Receivable for investments sold	1,997,616
Interest and dividends receivable	1,291,635
Unrealized appreciation on swaps	112,463
Receivable for variation margin on futures contracts	49,063
Premium for swaps purchased	37,521
Receivable for options sold	3,893
Receivable for shares of beneficial interest sold	2,807
Unrealized appreciation on forward foreign currency contracts	1,975
Prepaid expenses	28,159
Total Assets	377,313,985
Liabilities:
Payable for investments purchased	23,074,046
Payable for shares of beneficial interest redeemed	313,110
Investment advisory fee payable	234,237
Options written at value (premiums received-$51,762)	32,984
Premium for swaps sold	4,170
Unrealized depreciation on swaps	4,132
Unrealized depreciation on forward foreign currency contracts	2,099
Accrued expenses	494,552
Total Liabilities	24,159,330
Net Assets	$353,154,655
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$84,462
Paid-in-capital in excess of par	306,578,645
Undistributed net investment income	1,918,764
Accumulated net realized gain on investments	16,788,096
Net unrealized appreciation of investments, swaps and other assets and liabilities denominated in foreign currency	27,784,688
Net Assets	$353,154,655
Shares outstanding	8,446,198
Net asset value, offering price and redemption price per share	$41.81

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $65,403)	$2,521,408
Interest	1,761,486
Total investment income	4,282,894
Expenses:
Investment advisory fees	1,442,445
Custodian fees	49,712
Trustees' fees and expenses	39,295
Reports to shareholders	37,105
Audit and tax services fees	28,960
Transfer agent fees	21,720
Legal fees	10,860
Insurance expense	4,548
Miscellaneous	14,949
Total expenses	1,649,594
Less: custody credits earned on cash balances	(1,566)
Net expenses	1,648,028
Net investment income	2,634,866
Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	15,957,600
Swaps	300,986
Foreign currency transactions	689,222
Net change in unrealized appreciation/depreciation on:
Investments	(12,025,018)
Options written	18,778
Swaps	23,495
Futures	5,696
Foreign currency transactions	22,033
Net realized and unrealized gain	4,992,792
Net increase in net assets resulting from investment operations	$7,627,658

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment income	$2,634,866	$4,258,519
Net realized gain on investments, options written, swaps and foreign currency transactions	16,947,808	48,335,301
Net change in unrealized appreciation/depreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency	(11,955,016)	(13,467,176)
Net increase in net assets resulting from investment operations	7,627,658	39,126,644
Dividends and Distributions to Shareholders from: Net Investment Income	(4,337,332)	(6,039,590)
Net realized gains on investments	(11,722,520)	-
Total dividends and distributions to shareholders	(16,059,852)	(6,039,590)
Share Transactions:
Net proceeds from the sale of shares	4,361,335	14,341,252
Reinvestment of dividends	16,059,833	6,039,590
Cost of shares redeemed	(39,888,028)	(86,209,987)
Net decrease in net assets from share transactions	(19,466,860)	(65,829,145)
Total decrease in net assets	(27,899,054)	(32,742,091)
Net Assets:
Beginning of period	381,053,709	413,795,800
End of period (including undistributed net investment income of $1,918,763 and $3,621,230, respectively)	$353,154,655	$381,053,709
Shares Issued and Redeemed:
Issued	104,926	353,864
Issued in reinvestment of dividends	383,839	149,273
Redeemed	(961,157)	(2,160,285)
Net decrease	(472,392)	(1,657,148)

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$42.73		$39.13	$32.77	$40.15	$43.20	$43.65
Investment Operations:
Net investment income	0.32		0.48	0.56	0.64	0.68	0.99
Net realized and unrealized gain (loss) on investments, options written, swaps and foreign curency transactions	0.61		3.70	6.42	(7.32)	(2.76)	2.41
Total from investment operations	0.93		4.18	6.98	(6.68)	(2.08)	3.40
Dividends and Distributions to Shareholders from:
Net investment income	(0.50)		(0.58)	(0.62)	(0.70)	(0.97)	(0.58)
Net realized gains	(1.35)		-	-	-	-	(3.27)
Total dividends and distributions to shareholders	(1.85)		(0.58)	(0.62)	(0.70)	(0.97)	(3.85)
Net asset value, end of period	$41.81		$42.73	$39.13	$32.77	$40.15	$43.20
Total Return (1)	2.18%		10.77%	21.75%	(16.88)%	(4.91)%	9.74%
Ratio/Supplemental data:
Net assets, end of period (000's)	$353,155		$381,054	$413,796	$392,705	$572,321	$693,469
Ratio of expenses to average net assets (2)	0.91	%(3)	0.92%	0.93%	0.88%	0.88%	0.86%
Ratio of net investment income to average net assets	1.46	%(3)	1.09%	1.49%	1.57%	1.47%	2.20%
Portfolio Turnover	81%		111%	215%	159%	162%	168%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(M) in Notes to Financial Statements).

(3)  Annualized.

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the ''Trust''), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the ''Portfolio''), OpCap Mid Cap Portfolio, PEA Renaissance Portfolio (formerly PEA Renaissance Portfolio), NFJ Dividend Value Portfolio and OpCap Balanced Portfolio. OpCap U.S. Government Income Portfolio, NFJ Small Cap Portfolio and PEA Science & Technology Portfolio liquidated on April 29, 2005. OpCap Advisors LLC (the ''Investment Adviser'') serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued, as determined in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. Portfolio securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B) Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ''book-tax'' differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

The Portfolio may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Option Transactions (continued)

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio's Statement of Assets and Liabilities.

(H)  Inflation-Indexed Bonds

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(I)  Delayed-Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(J)  Interest Rate/Credit Default Swaps

The Porfolio may enter into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded to realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolios would make period payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded to realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Portfolio's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolio's Statement of Operations. Payments received or made at the beginning of the measurement period are reflected in the Statement of Assets and Liabilities. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(K)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(L)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(M)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(N)  Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2005, the Portfolio's payable in connection with the Plan was $347,110, of which $9,385 was accrued during the six months ended June 30, 2005.

(2)  Investment Adviser/Sub-Adviser

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the "Sub-Adviser"), to manage the Portfolio's equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services. In addition, pursuant to an agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the ''Fixed Income Sub-Adviser''), an affiliate of the Investment Adviser, the Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser for that portion of the Portfolio's investments that it provides investment advisory services.

(3)  Investments in Securities

(a) For the six months ended June 30, 2005, purchases and sales of securities, other than short-term and government securities, aggregated $292,672,676 and $303,749,176, respectively.

(b) Transactions in options written for the six months ended June 30, 2005:

	Contracts (000)	Premiums
Options outstanding, December 31, 2004	0	$0
Options written	175	51,762
Options outstanding, June 30, 2005	175	$51,762

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(3)  Investments in Securities (continued)

(c) Forward foreign currency contracts outstanding at June 30, 2005:

	Notional Amount (000)	U.S.$ Value Origination Date	U.S.$ Value June 30, 2005	Unrealized Appreciation (Depreciation)
Purchased:
Eurodollar, settling 7/26/05	$20	$24,235	$24,218	$(17)
Sold:
Canadian Dollar, settling 7/19/05	177	142,385	144,467	$(2,082)
Eurodollar, settling 7/26/05	1,972	2,388,644	2,387,892	752
Eurodollar, settling 7/26/05	130	158,085	157,417	668
Eurodollar, settling 7/26/05	87	105,903	105,348	555
				$(107)

(d) Interest rate swap contracts outstanding at June 30, 2005:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America	CAD	100	12/16/19	3 Month LIBOR	6.00%	$1,460
Barclay's Bank	US$ 200		12/15/07	3 Month LIBOR	4.00%	414
Barclay's Bank	E 100		3/15/32	6 Month LIBOR	6.00%	4,094
Barclay's Bank	GBP	100	3/15/32	5.00%	6 Month LIBOR	(4,132)
JP Morgan Chase	E 400		6/18/34	6 Month LIBOR	6.00%	63,440
Merrill Lynch	E 100		6/18/34	6 Month LIBOR	6.00%	12,562
						$77,838

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(3)  Investments in Securities (continued)

(e) Credit default swap contracts outstanding at June 30,2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Portfolio	Unrealized Appreciation
Bank of America General Motors Acceptance	$200	6/20/2007	3.76%	$3,114
Bear Stearns Ford Motor Credit	800	6/20/2006	3.10%	12,590
Bear Stearns General Motors Acceptance	500	6/20/2006	3.35%	7,386
Goldman Sachs General Motors Acceptance	500	6/20/2007	3.70%	7,229
JP Morgan Russian Federation 5.00%, 3/31/30	100	8/4/2005	0.98%	57
Lehman Brothers Russian Federation 5.00%, 3/31/30	40	8/20/2005	0.48%	9
Morgan Stanley Russian Federation 6.00%, 3/31/30	100	6/20/2006	0.58%	108
				$30,493

CAD - Canadian Dollar

€ - Euro dollar

GBP - Great Britain Pounds

LIBOR - London Interbank Offered Rate

(4)  Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $341,782,889. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $34,126,130; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,431,298; unrealized appreciation for federal income tax purposes is $27,694,832.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

aggregate amount of $40 million and to pay disgorgement in the amount of $10 million for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or

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OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mulchka et al. v. Brent A. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Advisers ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

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OpCap Managed Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Adviser's experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information

Premier VIT
OpCap Managed Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www. sec.gov.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman of the Board of Trustees

V. Lee Barnes	Trustee

Paul Y. Clinton	Trustee

Lacy B. Herrmann	Trustee

Theodore T. Mason	Trustee

Brian S. Shlissel	Trustee, President & Chief Executive Officer

Malcolm Bishopp	Executive Vice President

Michael Corelli	Vice President and Portfolio Manager

Mark F. Degenhart	Vice President and Portfolio Manager

Ben J. Fischer	Vice President and Portfolio Manager

Colin Glinsman	Vice President and Portfolio Manager

Louis P. Goldstein	Vice President and Portfolio Manager

Matthew Greenwald	Vice President and Portfolio Manager

William Gross	Vice President and Portfolio Manager

Elisa A. Mazen	Vice President and Portfolio Manager

Jaime Michaelson	Vice President and Portfolio Manager

Robert K. Urquhart	Vice President and Portfolio Manager

Lawrence G. Altadonna	Treasurer

Thomas J. Fuccillo	Secretary

Youse Guia	Chief Compliance Officer

Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Adviser-Equities

Oppenheimer Capital LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Adviser-Fixed Income

Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp. P.O. Box 1978 Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP 1675 Broadway New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington D.C. (800) SEC-0330.

Premier VIT

OpCap Mid Cap Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Mid Cap Portfolio

2005 Semi-Annual Report

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Mid Cap Portfolio (the "Portfolio") formerly, PIMCO Advisors VIT-OpCap Mid Cap Portfolio, for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Mid Cap Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Months	1 Year	3 Year*	5 Year*	Since Inception* (2/9/98)
Portfolio	3.42%	13.44%	17.09%	12.04%	12.80%
Wilshire Mid Cap 750 Universe	2.57%	14.24%	15.83%	6.23%	8.82%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/PremierVIT. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

*  Total return for a period of more than one year represents the average annual total return.

Top Ten Holdings at June 30, 2005
  (% of net assets)

Actuant Corp.	3.3%
Oshkosh Truck Corp.	3.2%
Beckman Coulter, Inc.	2.9%
AMETEK, Inc.	2.8%
Dun & Bradstreet Corp.	2.8%
Delta Petroleum Corp.	2.6%
Alliant Techsystems, Inc.	2.6%
Fisher Scientific International, Inc.	2.5%
Amphenol Corp.	2.5%
Inco Ltd.	2.4%

  Top Five Industries
  (% of net assets)

Premier VIT
OpCap Mid Cap Portfolio
PORTFOLIO INFORMATION

Portfolio Composition (% total investments)

• For the six months ended June 30, 2005, the Portfolio returned 3.42% versus 2.57% for its benchmark, the Wilshire Target Mid-Cap 750 Universe.

• Stocks endured significant volatility over the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined (0.81)%. Value investing as measured by the S&P Value Index outperformed growth investing as measured by the S&P 500 Growth Index 0.09% versus (1.73)%. In a reversal of recent trends, large cap stocks outperformed small caps and the best performing equity asset class was mid caps, with the Russell Mid Cap Index returning 3.92%.

• The energy sector was the market's best performer over the first half of 2005 while materials stocks, despite a rally early in the half, was the worst performing sector.

• The Portfolio's energy holdings were key contributors to absolute performance during the first half of 2005. National-Oilwell Inc., Anadarko Petroleum Corp., and Nabors Industries Ltd. were among the top performers in the sector.

• The Portfolio's healthcare holdings were also key contributors to absolute performance during the six-month period. Community Health Systems Inc., Barr Pharmaceuticals Inc., and Covance Inc. were each among the Portfolio's top contributors to performance.

• Conversely, materials holding Smurfit-Stone Container Corp. was the Portfolio's top detractor from absolute performance. Smurfit-Stone, the largest U.S. packaging company, struggled throughout the period due in part to a weak first quarter earnings report.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Mid Cap Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, the beginning of the period and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$1,034.20	$5.40
Hypothetical	$1,000	$1,019.49	$5.36

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.05%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 96.2%
	Advertising - 4.7%
5,200	Lamar Advertising Co.*	$222,404
4,200	WPP Group plc ADR	214,410
		436,814
	Aerospace / Defense - 3.8%
3,400	Alliant Techsystems, Inc.*	240,040
2,200	DRS Technologies, Inc.	112,816
		352,856
	Banking - 3.0%
1,300	M&T Bank Corp.	136,708
2,000	Zions Bancorp	147,060
		283,768
	Building/Construction - 0.8%
3,900	Dycom Industries, Inc.*	77,259
	Business Services - 3.9%
4,200	Dun & Bradstreet Corp.*	258,930
5,400	MoneyGram International, Inc.	103,248
		362,178
	Commercial Services - 1.5%
5,300	ARAMARK Corp.	139,920
	Consumer Products - 2.1%
4,171	Sherwin-Williams Co.	196,412
	Drugs & Medical Products - 7.9%
2,200	Barr Pharmaceuticals, Inc.*	107,228
4,200	Beckman Coulter, Inc.	266,994
3,100	Covance, Inc.*	139,097
3,001	Par Pharmaceutical Cos., Inc.*	95,462
2,800	United Therapeutics Corp.*	134,960
		743,741
	Electronics - 7.4%
5,700	Amphenol Corp.	228,969
7,900	Arrow Electronics, Inc.*	214,564
8,600	Gentex Corp.	156,520
2,900	Jabil Circuit, Inc.*	89,117
		689,170

Shares		Value
	Financial Services - 2.5%
2,100	MGIC Investment Corp.	$136,962
3,084	Piper Jaffray Companies, Inc.*	93,846
		230,808
	Food Services - 2.6%
5,300	Ruby Tuesday, Inc.	137,270
2,000	Yum! Brands, Inc.	104,160
		241,430
	Healthcare & Hospitals - 5.2%
3,100	Community Health Systems, Inc.*	117,149
3,400	DaVita, Inc.*	154,632
4,400	Laboratory Corp. of America Holdings*	219,560
		491,341
	Insurance - 1.3%
5,628	Conseco, Inc.*	122,803
	Internet Software & Services - 1.4%
11,300	Digitas, Inc.*	128,933
	Machinery/Engineering - 6.4%
6,200	AMETEK, Inc.	259,470
3,700	Gardner Denver, Inc.*	129,796
4,500	National-Oilwell Varco, Inc.*	213,930
		603,196
	Manufacturing - 5.3%
6,400	Actuant Corp.*	306,816
3,100	Eaton Corp.	185,690
		492,506
	Measuring Instruments - 3.9%
8,200	Thermo Electron Corp.*	220,334
4,000	Waters Corp.*	148,680
		369,014
	Medical Research - 4.0%
2,916	Charles River Laboratories International, Inc.*	140,697
3,600	Fisher Scientific International, Inc.*	233,640
		374,337

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Metals & Mining - 2.4%
6,000	Inco Ltd.	$226,500
	Oil & Gas - 8.0%
1,550	Anadarko Petroleum Corp.	127,333
17,300	Delta Petroleum Corp.*	244,276
4,400	FMC Technologies, Inc.*	140,668
2,300	Nabors Industries, Ltd.*	139,426
3,666	Range Resources Corp.	98,615
		750,318
	Retail - 5.2%
6,700	Claire's Stores, Inc.	161,135
10,300	Dollar General Corp.	209,708
4,669	TJX Companies, Inc.	113,690
		484,533
	Telecommunications - 0.9%
6,000	Valor Communications Group, Inc.	82,800
	Transportation - 4.9%
2,300	Canadian National Railway Co.	132,595
6,200	EGL, Inc.*	125,984
9,200	Pacer International, Inc.*	200,468
		459,047
	Trucking / Shipping - 5.1%
3,800	Oshkosh Truck Corp.	297,464
7,300	Wabash National Corp.	176,879
		474,343
	Utilities - 2.0%
4,100	Cinergy Corp.	183,762
	Total Common Stock (cost-$7,248,103)	8,997,789

Principal Amount (000)		Value
	U.S. GOVERNEMENT AGENCY SECURITIES - 2.7%
$250	Federal Home Loan Bank
	2.95%, 7/7/05 (cost-$249,877)	$249,877

Total Investments (cost-$7,497,980)	98.9%	9,247,666
Other assets less liabilities	1.1	105,659
Net Assets	100.0%	$9,353,325

ADR - American Depositary Receipt

*  Non-income producing

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$7,497,980)	$9,247,666
Cash	9,479
Receivable for investments sold	266,638
Dividends receivable	5,486
Receivable due from Investment Adviser	3,050
Total Assets	9,532,319
Liabilities:
Payable for investments purchased	141,189
Payable for shares of beneficial interest redeemed	560
Accrued expenses	37,245
Total Liabilities	178,994
Net Assets	$9,353,325
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$6,595
Paid-in-capital in excess of par	6,953,760
Net investment loss	(23,297)
Accumulated net realized gain on investments	666,574
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency	1,749,693
Net Assets	$9,353,325
Shares outstanding	659,457
Net asset value, offering price and redemption price per share	$14.18

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $540)	$29,263
Expenses:
Investment advisory fees	37,785
Custodian fees	10,758
Reports to shareholders	9,525
Trustees' fees and expenses	7,832
Audit and tax services	6,516
Transfer agent fees	2,172
Miscellaneous	2,140
Total expenses	76,728
Less: investment advisory fees waived	(25,979)
custody credits earned on cash balances	(3,518)
Net expenses	47,231
Net investment loss	(17,968)
Realized and Unrealized Gain (Loss):
Net realized gain on investments	684,394
Net change in unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency	(336,522)
Net realized and unrealized gain on investments and other assets and liability denominated in foreign currency	347,872
Net increase in net assets resulting from investment operations	$329,904

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment loss	$(17,968)	$(50,339)
Net realized gain on investments	684,394	1,823,817
Net change in unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency	(336,522)	28,289
Net increase in net assets resulting from investment operations	329,904	1,801,767
Dividends and Distributions to Shareholders from:
Net investment income	-	(10,350)
Net realized gains on investments	(409,320)	(1,671,056)
Total dividends and distributions to shareholders	(409,320)	(1,681,406)
Share Transactions:
Net proceeds from the sale of shares	230,845	247,961
Reinvestment of dividends and distributions	409,320	1,681,406
Cost of shares redeemed	(1,068,916)	(3,823,077)
Net decrease in net assets from share transactions	(428,751)	(1,893,710)
Total decrease in net assets	(508,167)	(1,773,349)
Net Assets:
Beginning of period	9,861,492	11,634,841
End of period (including dividends in excess of net investment income of $5,329 at December 31, 2004)	$9,353,325	$9,861,492
Shares Issued and Redeemed:
Issued	16,220	16,801
Issued in reinvestment of dividends and distributions	28,785	117,132
Redeemed	(75,612)	(259,276)
Net decrease	(30,607)	(125,343)

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$14.29		$14.27	$12.13	$13.46	$13.02	$11.63
Investment Operations:
Net investment income (loss)	(0.03)		(0.07)	0.00 *	0.00 *	0.00 *	0.06
Net realized and unrealized gain (loss) on investments	0.52		2.78	3.84	(0.96)	0.85	2.83
Total from investment operations	0.49		2.71	3.84	(0.96)	0.85	2.89
Dividends and Distributions to Shareholders from:
Net investment income	-		(0.02)	-	-	(0.02)	(0.04)
Net realized gains	(0.60)		(2.67)	(1.70)	(0.37)	(0.36)	(1.46)
Return of capital	-		-	-	-	(0.03)	-
Total dividends and distributions to shareholders	(0.60)		(2.69)	(1.70)	(0.37)	(0.41)	(1.50)
Net asset value, end of period	$14.18		$14.29	$14.27	$12.13	$13.46	$13.02
Total Return (1)	3.42%		19.34%	32.42%	(7.07)%	6.63%	25.88%
Ratios/Supplemental data:
Net assets, end of period (000's)	$9,353		$9,861	$11,635	$10,427	$16,479	$16,741
Ratio of expenses to average net assets (2)(3)	1.07	%(4)	1.03%	1.02%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (3)	(0.38	)%(4)	(0.47)%	0.03%	0.00%**	0.06%	0.65%
Portfolio Turnover	32%		60%	81%	93%	85%	100%

*  Less than $0.005 per share

**  Less than 0.005%

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)  During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.60% (annualized) and (0.93)% (annualized), respectively for the six months ended June 30, 2005; 1.30% and (0.74)%, respectively, for the year ended December 31, 2004; 1.26% and (0.22)%, respectively, for the year ended December 31, 2003; 1.17% and (0.17)%, respectively, for the year ended December 31, 2002; 1.15% and (0.08)%, respectively, for the year ended December 31, 2001; 1.36% and 0.29%, respectively, for year ended December 31, 2000.

(4)  Annualized

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the "Portfolio"), OpCap Renaissance Portfolio, (formerly PEA Renaissance Portfolio), NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio. The OpCap U.S. Government Income Portfolio, NFJ Small Cap Value Portfolio and the PEA Science & Technology Portfolio were liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F)  Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2005, the Portfolio's payable in connection with the Plan was $5,435, of which $230 was accrued during the six months ended June 30, 2005.

(G)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the "Sub-Adviser"), to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $2,950,933 and $3,964,791, respectively.

(4)  Income Taxes

The cost basis of portfolio securities for federal income tax purposes is $7,497,980. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,845,629; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $95,943; net unrealized appreciation for federal income tax purposes is $1,749,686.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds'') advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG'') announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing'' with brokers offering "shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Advisers ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT
OpCap Mid Cap Portfolio

(unaudited)

Matters Relating to the Trustee Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

Premier VIT
OpCap Mid Cap Portfolio

(unaudited) (continued)

Matters Relating to the Trustee Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities & Exchange Commission's website at www.sec.gov.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney
V. Lee Barnes
Paul Y. Clinton
Lacy B. Herrmann
Theodore T. Mason
Brian S. Shlissel
Malcolm Bishopp
Michael Corelli
Mark F. Degenhart
Ben J. Fischer
Colin Glinsman
Louis P. Goldstein
William Gross
Elisa A. Mazen
Robert K. Urquhart
Lawrence G. Altadonna
Thomas J. Fuccillo
Youse Guia
Jennifer A. Patula	Chairman of the Board of Trustees
Trustee
Trustee
Trustee
Trustee
Trustee, President & Chief Executive Officer
Executive Vice President
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Vice President and Portfolio Manager
Treasurer
Secretary
Chief Compliance Officer
Assistant Secretary

Investment Adviser

OpCap Advisors LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC 1345 Avenue of the Americas New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp. P.O. Box 1978 Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP 1675 Broadway New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington, D.C. (800) SEC-0330.

Premier VIT

OpCap Renaissance Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Renaissance Portfolio

2005 Semi-Annual Report

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of the Premier VIT-OpCap Renaissance Portfolio (the "Portfolio"), formerly PEA Renaissance Portfolio, for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Renaissance Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Months	1 Year	Since Inception* (7/10/02)
Portfolio	(9.63)%	(1.19)%	13.32%
Russell Mid-Cap Value Index	5.51%	21.80%	18.90%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/PremierVIT. Performance does not reflect charges imposed by the variable products through which investments in these Portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

*  Total return for a period of more than one year represents the average annual total return.

Top Ten Holdings at June 30, 2005
  (% of net assets)

J.P. Morgan Chase & Co.	4.6%
Eaton Corp.	2.8%
Laboratory Corp. of America Holdings	2.7%
Zions Bancorp	2.4%
Wal-Mart Stores, Inc.	2.3%
CIT Group, Inc.	2.2%
AON Corp.	2.1%
ConocoPhillips	2.1%
Jabil Circuit, Inc.	1.9%
WPP Group plc	1.9%

  Top Five Industries
  (% of net assets)

Premier VIT
OpCap Renaissance Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% total investments)

• For the six-month period ended June 30, 2005, the Portfolio returned (9.63)% versus 5.51% for its benchmark, the Russell Mid-Cap Value Index.

• On February 11, 2005, Oppenheimer Capital LLC (an Allianz-owned investment management firm) assumed responsibility for the portfolio management of OCC Renaissance Fund (formerly PEA Renaissance Fund).

• Stocks endured significant volatility over the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined (0.81)%. Value investing, as measured by the S&P 500 Value Index, outperformed growth investing, as measured by the S&P 500 Growth Index, with the former returning 0.09% versus (1.73)% for the latter. In a reversal of recent trends, large capitalization stocks outperformed small caps and the best performing equity asset class was mid caps with the Russell Mid Cap Index returning 3.92%.

• The Portfolio was negatively impacted by poor stock selection and an overweighting of the technology sector. The Portfolio's holdings in the more cyclical segments of technology suffered the most, including Sanmina-SCI and Solectron.

• The Portfolio was also hurt by a dramatic underweighting of the energy sector at the beginning of 2005. Energy was a top performing industry over the past six months, supported by rising oil prices.

• The Portfolio's performance was helped by an underweighting in the telecommunications industry.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Renaissance Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Fund Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005 the beginning of the period and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$903.70	$5.57
Hypothetical	$1,000	$1,018.94	$5.91

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.18%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 93.3%
	Advertising - 1.1%
10,000	Lamar Advertising Co. *	$427,700
	Aerospace & Defense- 0.6%
4600	DRS Technologies, Inc.	235,888
	Automotive - 3.4%
12,400	Lear Corp.	451,112
12,600	Navistar International Corp.*	403,200
5,592	Oshkosh Truck Corp.	437,742
		1,292,054
	Banking - 4.7%
15,500	Bank of America Corp.	706,955
1,500	M&T Bank Corp.	157,740
12,600	Zions Bancorp.	926,478
		1,791,173
	Business Services - 1.0%
6,400	Dun & Bradstreet Corp. *	394,560
	Chemicals - 4.9%
50,986	Chemtura Corp.	721,452
4,873	FMC Corp. *	273,570
15,500	Huntsman Corp. *	314,185
11,405	Lyondell Chemical Co.	301,320
15,421	Olin Corp.	281,279
		1,891,806
	Consumer Products - 2.8%
14,900	Avon Products, Inc.	563,965
14,000	Waters Corp. *	520,380
		1,084,345
	Containers & Packing - 0.8%
31,000	Smurfit-Stone Container Corp.*	315,270
	Diversified Manufacturing - 3.1%
8,400	Parker Hannifin Corp.	520,884
22,700	Tyco International Ltd.	662,840
		1,183,724
	Drugs & Medical Products - 7.8%
7,600	Barr Pharmaceuticals, Inc. *	370,424
10,400	Beckman Coulter, Inc.	661,128
28,300	Bristol-Myers Squibb Co.	706,934
8,000	Covance, Inc. *	358,960

Shares		Value
	Drugs & Medical Products (continued)
37,000	Input/Output, Inc. *	$232,360
23,000	Pfizer, Inc.	634,340
		2,964,146
	Electronics - 7.9%
5,400	Amphenol Corp.	216,918
10,300	Arrow Electronics, Inc.*.	279,748
28,000	Gentex Corp.	509,600
24,000	Jabil Circuit, Inc.*	737,520
119,000	Sanmina-SCI Corp.*	650,930
140,700	Solectron Corp.*	533,253
3,200	Tektronix, Inc.	74,464
		3,002,433
	Financial Services - 10.5%
11,300	American Express Co.	601,499
9,700	Citigroup, Inc.	448,431
8,300	H&R Block, Inc.	484,305
50,100	J.P. Morgan Chase & Co.	1,769,532
11,200	Merrill Lynch & Co., Inc.	616,112
3,000	Piper Jaffray Co. *	91,290
		4,011,169
	Financing - 2.2%
19,600	CIT Group, Inc.	842,212
	Health & Hospitals - 2.7%
20,500	Laboratory Corp. of America Holdings	1,022,950
	Insurance - 4.5%
32,000	Aon Corp	801,280
17,000	Conseco, Inc. *	370,940
7,100	Hartford Financial Services Group, Inc.	530,938
		1,703,158
	Investment Companies - 2.6%
5,000	iShares Russell 1000 Value Index Fund	333,200
4,000	iShares S&P 500/Barra Value Index Fund	249,360
3,400	Standard & Poor's Depository Receipts Trust Series 1	405,212
		987,772

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Leisure - 1.5%
12,000	Royal Caribbean Cruises Ltd.	$580,320
	Machinery - 1.2%
10,449	Zebra Technologies Corp. * Class A	457,562
	Manufacturing - 2.8%
17,900	Eaton Corp.	1,072,210
	Measuring Instruments - 0.8%
11,600	Thermo Electron Corp. *	311,692
	Medical Research - 1.2%
9,500	Charles River Laboratories International, Inc. *	458,375
	Metals & Mining - 0.9%
11,500	Alcan, Inc.	345,000
	Multi-Media - 1.0%
12,300	Viacom, Inc.	393,846
	Oil & Gas - 8.8%
13,800	ConocoPhillips	793,362
12,600	Exxon Mobil Corp.	724,122
9,700	Nabors Industries, Ltd.*	588,014
11,200	National-Oilwell Varco, Inc. *	532,448
6,800	Sonoco Products Co.	180,200
16,400	XTO Energy, Inc.	557,436
		3,375,582
	Printing/Publishing - 1.3%
14,200	Tribune Co.	499,556
	Real Estate - 0.7%
30,100	La Quinta Corp. *	280,833
	Retail - 8.9%
13,000	AnnTaylor Stores Corp. *	315,640
8,700	Claire's Stores, Inc.	209,235
10,400	J.C. Penney Co., Inc.	546,832
16,000	Payless ShoeSource, Inc. *	307,200
13,200	PETCO Animal Supplies, Inc. *	387,024
4,500	Ruby Tuesday, Inc.	116,550
8,000	TJX Co, Inc.	194.800
22,993	United Rentals, Inc.	464,688
17,900	Wal-Mart Stores, Inc.	862,780
		3,404,749

Shares		Value
	Transportation - 1.1%
9,500	CSX Corp.	$405,270
	Utilities - 1.3%
11,000	Cinergy Corp.	493,020
	Waste Disposal - 1.2%
56,400	Allied Waste Industries, Inc.*	447,252
	Total Common Stock (cost-$35,611,081)	35,675,627
	FOREIGN COMMON STOCK - 3.2%
	France - 1.3%
	Drugs & Medical Products - 1.3%
6,000	Sanofi Aventis	492,893
	United Kingdom - 1.9%
	Advertising - 1.9%
71,000	WPP Group plc *	731,254

Total Foreign Common Stock (cost-$1,311,325)		1,224,147
Total Investments (cost-$36,922,406)	96.5%	36,899,774
Other assets less liabilities	3.5%	1,325,345
Net Assets	100.0%	$38,225,119

*  Non-income producing.

ADR - American Depositary Receipt

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$36,922,406)	$36,899,774
Cash	1,325,278
Receivable for investments sold	166,557
Receivable for shares of beneficial interest sold	54,501
Dividends receivable	23,439
Total Assets	38,469,549
Liabilities:
Receivable for investments purchased	185,490
Investment advisory fee payable	14,564
Payable for shares of beneficial interest redeemed	5,262
Accrued expenses	39,114
Total Liabilities	244,430
Net Assets	$38,225,119
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$29,158
Paid-in-capital in excess of par	38,378,994
Undistributed net investment income	20,138
Accumulated net realized loss on investments	(180,467)
Net unrealized depreciation of investments and other assets and liabilities denominated in foreign currency	(22,704)
Net Assets	$38,225,119
Shares outstanding	2,915,832
Net asset value, offering price and redemption price per share	$13.11

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005

Investment Income:
Dividends (net of foreign withholding taxes of $3,926)	$213,551
Expenses:
Investment advisory fees	154,114
Custodian fees	47,971
Reports to shareholders	17,050
Trustees' fees and expenses	9,075
Audit and tax services fees	9,050
Transfer agent fees	3,801
Legal fees	1,448
Insurance expense	768
Miscellaneous	1,498
Total expenses	244,775
Less: investment advisory fees waived (17,243) custody credits earned on cash balances	(34,939)
Net expenses	192,593
Net investment income	20,958
Realized and Unrealized Loss:
Net realized loss on investments and foreign currency transactions	(147,507)
Net change in unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency	(3,815,094)
Net realized and unrealized loss on investments	(3,962,601)
Net decrease in net assets resulting from investment operations	$(3,941,643)

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment income (loss)	$20,958	$(45,045)
Net realized gain (loss) on investments	(147,507)	3,927,243
Net change in unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency	(3,815,094)	1,748,790
Net increase (decrease) in net assets resulting from investment operations	(3,941,643)	5,630,988
Distributions to Shareholders from net realized gains on investments	(1,930,777)	(2,044,061)
Share Transactions:
Net proceeds from the sale of shares	9,496,344	47,813,517
Reinvestment of distributions	1,930,777	2,044,061
Cost of shares redeemed	(6,899,005)	(26,395,606)
Net increase in net assets from share transactions	4,528,116	23,461,972
Total increase (decrease) in net assets	(1,344,304)	27,048,899
Net Assets:
Beginning of period	39,569,423	12,520,524
End of period (including undistributed (dividends in excess of) net investment income of $20,138 and $(820), respectively)	$38,225,119	$39,569,423
Shares Issued and Redeemed:
Issued	692,133	3,348,771
Issued in reinvestment of distributions	141,551	134,475
Redeemed	(513,182)	(1,805,455)
Net increase (decrease)	320,502	1,677,791

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,		For the Period July 10, 2002* through
	(unaudited)		2004	2003	December 31, 2002
Net asset value, beginning of period	$15.25		$13.65	$8.79	$10.00
Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.00 **	0.00	**
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.45)		2.29	4.97	(1.21)
Total from investment operations	(1.44)		2.27	4.97	(1.21)
Dividends and Distributions to Shareholders from:
Net investment income	-		-	(0.00)**	-
Net realized gains	(0.70)		(0.67)	(0.11)	-
Total dividends and distributions to shareholders	(0.70)		(0.67)	(0.11)	-
Net asset value, end of period	$13.11		$15.25	$13.65	$8.79
Total Return (1)	(9.63)%		16.68%	56.53%	(12.10)%
Ratios/Supplemental data:
Net assets, end of period (000's)	$38,225		$39,569	$12,521	$900
Ratio of expenses to average net assets (2)(3)	1.18	%(4)	1.14%	1.08%	1.06	%(4)
Ratio of net investment income (loss) to average net assets (3)	0.11	%(4)	(0.14)%	0.04%	0.10	%(4)
Portfolio Turnover	77%		88%	45%	36%

*  Commencement of operations.

**  Less than $0.005.

(1)  Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)  Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)  During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.27% (annualized) and 0.02% (annualized), respectively, for the six months ended June 30, 2005; 1.17% and (0.18)%, respectively for the year ended December 31, 2004; 1.71% and (0.59)%, respectively, for year ended December 31, 2003; and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operation) through December 31, 2002.

(4)  Annualized.

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (the "Portfolio"), formerly PEA Renaissance Portfolio, NFJ Dividend Value Portfolio and OpCap Balanced Portfolio. The OpCap U.S. Government Income Portfolio, NFJ Small Cap Value Portfolio and the PEA Science & Technology Portfolio liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B)  Investment Transaction and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H)  Trustees' Retirement Plan

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to Independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2005, the Portfolio's payable in connection with the Plan was $1,946, of which $1,292 was accrued during the six months ended June 30, 2005.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, an the annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

On February 11, 2005, the Trust's Board of Trustees approved: (i) the termination of PEA Capital LLC as the sub-adviser to the Portfolio effective as of the close of business on February 11, 2005; (ii) adding the Portfolio under a Portfolio Management Agreement ("Portfolio Management Agreement") with Oppenheimer Capital LLC (the "Sub-Adviser") effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the Portfolio Management Agreement, Oppenheimer Capital assumed portfolio management responsibility for the Portfolio. The Investment Adviser has retained the Sub-Adviser, to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $53,066,133 and $27,686,460, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $36,922,406. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,814,853; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,837,485; net unrealized depreciation for federal income tax purposes is $22,632.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities & Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser, including PEA Capital LLC (former sub-adviser to the Portfolio) (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds'') advised or distributed by the Affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG'') announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, the certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, the Investment Adviser and certain of the Affiliates and employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing'' with brokers offering "shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, Allianz Global, the Affiliates, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates,

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser, and certain of its affiliates (together, the "Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Advisers ability to perform their respective investment advisory services related to the Trust.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT
OpCap Renaissance Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters.

Premier VIT
OpCap Renaissance Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities & Exchange Commission's website at www.sec.gov.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman, Trustee

V. Lee Barnes	Trustee

Paul Y. Clinton	Trustee

Lacy B. Herrmann	Trustee

Theodore T. Mason	Trustee

Brian S. Shlissel	Trustee, President & Chief Executive Officer

Malcolm Bishopp	Executive Vice President

Michael Corelli	Vice President and Portfolio Manager

Mark F. Degenhart	Vice President and Portfolio Manager

Ben J. Fischer	Vice President and Portfolio Manager

Colin Glinsman	Vice President and Portfolio Manager

Louis P. Goldstein	Vice President and Portfolio Manager

William Gross	Vice President and Portfolio Manager

Elisa A. Mazen	Vice President and Portfolio Manager

Robert K. Urquhart	Vice President and Portfolio Manager

Lawrence G. Altadonna	Treasurer

Thomas J. Fuccillo	Secretary

Youse Guia	Chief Compliance Officer

Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington, D.C. (800) SEC-0330.

Premier VIT

NFJ Dividend Value Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT

NFJ Dividend Value Portfolio
2005 Semi-Annual Report
(unaudited)

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-NFJ Dividend Value Portfolio (the “Portfolio”) formerly, PIMCO Advisors VIT-NFJ Dividend Value Portfolio, for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact you financial adviser or call our shareholder services area at (800)700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

Premier VIT

NFJ Dividend Value Portfolio
PORTFOLIO INFORMATION
(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Month	1 Year	Since inception (7/1/03)*
Portfolio	4.28%	14.15%	19.21%
Russell 1000 Value Index	1.76%	14.06%	17.52%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/PremierVit. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

* Total Return for a period of more than one year represents the average annual total return.

Top Ten Holdings at June 30,2005

(% of net assets)

Marathon Oil Corp.	4.1%

Whirlpool Corp.	3.9%

Regions Financial Corp.	3.9%

KeyCorp.	3.7%

Washington Mutual, Inc.	3.7%

Merck & Co., Inc.	3.7%

PetroChina Co., Ltd. ADR	2.6%

Petroleo Brasileiro S.A.	2.6%

Occidental Petroleum Corp.	2.4%

Conoco Phillips	2.4%

Top Five Industries

(% of net assets)

Premier VIT

NFJ Dividend Value Portfolio
PORTFOLIO INFORMATION
(unaudited)

Portfolio Composition (% total investments)

•For the six-months ended June 30, 2005, the Portfolio returned 4.28% versus 1.76% for its benchmark, the Russell 1000 Value Index.

•Stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic Gross Domestic Product and low inflation.

•For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined (0.81)%. Value investing outperformed growth investing and in a reversal of recent trends, large-caps outperformed small caps. The best performing equity asset class was mid caps with the Russell Mid Cap Index returning 3.92%.

•The energy sector was the market’s best performing sector during the first half of 2005 while materials stocks, despite a rally early in the half, was the worst performing sector.

The Portfolio benefited from good stock selection in the energy sector. Several energy stocks, including Marathon Oil Corp., Kerr-McGee Corp. and Occidental Petroleum Corp., posted double-digit gains.

•Good stock selection in the consumer discretionary sector also contributed to performance. In particular, May Department Stores Co. saw its stock price climb more than 50% after it became the object of a takeover by Federated Department Stores.

•The Portfolio was hurt by stock selection in the healthcare sector. In particular, an overweighting of pharmaceutical stocks detracted from performance, as this industry produced lackluster returns for the period.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT

OpCap Equity Portfolio
PORTFOLIO EXPENSES
(unaudited)

Shareholder Expense Example:

Portfolio shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, beginning of the period, and held for the entire period ending, June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account		During the Period
	Value	Ending Account Value	January 1, 2005 to
	January 1, 2005	June 30, 2005 (l)	June 30, 2005*
Actual	$1,000	$1,042.80	$5.27
Hypothetical	$1,000	$1,019.64	$5.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.04%; multiplied by the average account value over the period; multiplied by 181/365 (to reflect the # of days in the period).

(1) Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2005

(unaudited)

Shares		Value
	COMMON STOCK-98.6%
	Aerospace/Defense-1.9%
500	Northrop Grumman Corp.	$27,625

	Apparel-1.8%
450	V. F. Corp.	25,749

	Banking-11.6%
600	Bank of America Corp.	27,366
1,600	KeyCorp.	53,040
1,200	MBNA Corp.	31,392
1,300	Washington Mutual, Inc.	52,897
		164,695
	Business Services-2.0%
700	Deluxe Corp.	28,420

	Chemicals-4.2%
700	Dow Chemical Co.	31,171
1,100	Lyondell Chemical Co.	29,062
		60,233
	Computers-2.2%
1,300	Hewlett-Packard Co.	30,563

	Consumer Products-3.4%
400	Kimberly-Clark Corp.	25,036
500	Stanley Works.	22,770
		47,806

	Electronics-1.6%
1,300	Seagate Technology.	22,815

	Financial Services-7.5%
750	J.P. Morgan Chase & Co.	26,490
475	Morgan Stanley & Co., Inc.	24,923
1,650	Regions Financial Corp.	55,902
		107,315
	Food & Beverage-3.0%
1,050	Albertson’s, Inc.	21,714
900	ConAgra Foods, Inc.	20,844
		42,558
	Household Durables-3.9%
800	Whirlpool Corp.	56,088

	Insurance-5.4%
500	Jefferson-Pilot Corp.	25,210
600	Lincoln National Corp.	28,152
600	St. Paul Travelers Co’s., Inc.	23,718
		77,080
	Metals & Mining-2.1%
800	Freeport-McMoRan Copper & Gold, Inc.	29,952

	Oil & Gas-16.3%
550	Chevron Corp.	30,756
600	ConocoPhillips	34,494

Shares			Value
	COMMON STOCK-(continued)
	Oil & Gas (continued)
1,100	Marathon Oil Corp.		$58,707
450	Occidental Petroleum Corp.		34,619
500	PetroChina Co. Ltd - ADR.		36,725
700	Petroleo Brasileiro S.A.		36,491
			231,792

	Pharmaceuticals-7.3%
550	GlaxoSmithKline plc		26,680
1,700	Merck & Co., Inc.		52,360
900	Pfizer, Inc.		24,822
			103,862
	Real Estate -1.8%
800	Duke Realty Corp.-REIT		25,328

	Retail-4.0%
1,350	Limited Brands, Inc.		28,917
700	May Department Stores Co.		28,112
			57,029
	Telecommunications-6.0%
500	ALLTEL Corp.		31,140
1,500	AT&T Corp.		28,560
750	Verizon Communications, Inc.		25,912
			85,612
	Tobacco-4.2%
500	Altria Group, Inc.		32,330
325	Reynolds American, Inc.		25,610
			57,940

	Utilities-8.4%
550	DTE Energy Company		25,724
700	KeySpan Corp.		28,490
700	Progress Energy, Inc.		31,668
800	Sempra Energy		33,048
			118,930

	Total Investments (cost-$l,213,664)	98.6%	1,401,392
	Other assets less liabilities	1.4	20,020
	Net Assets	100.0%	$1,421,412

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

(unaudited)

Assets:
Investments, at value (cost-$l,213,664)	$1,401,392
Cash	27,133
Dividends receivable	2,984
Receivable due from Investment Adviser	1,126
Total Assets	1,432,635

Liabilities:
Accrued expenses	11,223
Total Liabilities	11,223

Net Assets	$1,421,412

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$1,138
Paid-in-capital in excess of par	1,166,697
Undistributed net investment income	17,001
Accumulated net realized gain on investments	48,848
Net unrealized appreciation of investments	187,728

Net Assets	$1,421,412

Shares outstanding	113,786

Net asset value, offering price and redemption price per share	$12.49

See accompanying notes to financial statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005

(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $126)	$23,370

	Expenses:
	Audit and tax services	5,973
	Investment advisory fees	5,443
	Custodian fees	4,808
	Reports to shareholders	634
	Trustees’ fees and expenses	633
	Insurance expense	225
	Transfer agent fees	129
	Miscellaneous	1,907
	Total expenses	19,752

Less:	expenses reimbursed by investment adviser	(7,223)
	investment advisory fees waived	(5,443)
	custody credits earned on cash balances	(283)

	Net expenses	6,803

	Net investment income	16,567

	Realized and Unrealized Gain (Loss):
	Net realized gain on investments	48,848
	Net change in unrealized appreciation/depreciation of investments	(7,239)

	Net realized and unrealized gain	41,609

	Net increase in net assets resulting from investment operations	$58,176

See accompanying notes to financial statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	ended
	June 30, 2005	Year ended
	(unaudited)	December 31, 2004

Investment Operations:
Net investment income	$16,567	$30,332
Net realized gain on investments	48,848	89,696
Net change in unrealized appreciation/depreciation of investments	(7,239)	54,212
Net increase in net assets resulting from investment operations	58,176	174,240

Dividends and Distributions to Shareholders from:
Net investment income	—	(31,463)
Net realized gain on investments	(44,553)	(71,086)
Total dividends and distributions to shareholders	(44,553)	(102,549)

Share Transactions:
Reinvestment of dividends and distributions	44,553	102,549
Total increase in net assets	58,176	174,240

Net Assets:
Beginning of period	1,363,236	1,188,996
End of period (including undistributed net investment income of $17,001 and $434, respectively)	$1,421,412	$1,363,236

Shares issued in reinvestment of dividends and distributions	3,608	8,403

See accompanying notes to financial statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months			For the Period
	ended			July 1, 2003*
	June 30, 2005		Year ended	through
	(unaudited)		December 31. 2004	December 31, 2003

Net asset value, beginning of period	$12.37		$11.68	$10.00

Investment Operations:
Net investment income	0.15		0.29	0.15
Net realized and unrealized gain on investments	0.37		1.39	1.74
Total from investment operations	0.52		1.68	1.89

Dividends and Distributions to Shareholders from:
Net investment income	—		(0.30)	(0.15)
Net realized gain	(0.40)		(0.69)	(0.06)
Total dividends and distributions to shareholders	(0.40)		(0.99)	(0.21)

Net asset value, end of period	$12.49		$12.37	$11.68

Total Return (1)	4.28%		14.65%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,421		$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.04	% (4)	1.02%	1.20	% (4)
Ratio of net investment income to average net assets (3)	2.43	% (4)	2.44%	2.83	% (4)
Portfolio Turnover	18%		41%	27%

*	Commencement of operations.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.90% (annualized) and 0.57% (annualized), respectively, for the six months ended June 30, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004; and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)	Annualized.

See accompanying notes to financial statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (formerly, PEA Renaissance Portfolio), NFJ Dividend Value Portfolio (the “Portfolio”) and OpCap Balanced Portfolio. The OpCap U.S. Government Income Portfolio, NFJ Small Cap Value Portfolio and the PEA Science & Technology Portfolio were liquidated on April 29, 2005. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser to the Portfolio. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser) to manage the Fund’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

At June 30, 2005, 100.0% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $273,624 and $244,195, respectively.

(4) Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $1,213,664. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $215,161; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $27,433; net unrealized appreciation for federal income tax purposes is $187,728.

(5) Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that certain affiliates of the Investment Adviser (the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (“open-end funds”) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement

(5) Regulatory and Litigation Matters (Continued)

certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (“NJAG”) announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called “shelf space” arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Trust.

(5) Regulatory and Litigation Matters (Continued)

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

(5) Regulatory and Litigation Matters (Continued)

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures.

The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters.

The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Adviser. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios’ expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities (“portfolio proxies”) held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxies voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio’s Form N-PX filing is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman, Trustee
V. Lee Barnes	Trustee
Paul Y. Clinton	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Michael Corelli	Vice President and Portfolio Manager
Mark F. Degenhart	Vice President and Portfolio Manager
Ben J. Fisher	Vice President and Portfolio Manager
Colin Glinsman	Vice President and Portfolio Manager
Louis P. Goldstein	Vice President and Portfolio Manager
William Gross	Vice President and Portfolio Manager
Elisa A. Mazen	Vice President and Portfolio Manager
Robert K. Urquhart	Vice President and Portfolio Manager
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary
Youse Guia	Chief Compliance Officer
Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

NFJ Investment Group

2121 San Jacinto, Suite 1840

Dallas, TX 75201

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.

P.O. Box 1978

Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP

1675 Broadway

New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) at the Commission’s Public Reference Room located in Washington D.C., (800) SEC-0330.

Premier VIT

OpCap Balanced Portfolio

Semi-Annual Report
June 30, 2005

Premier VIT
OpCap Balanced Portfolio

2005 Semi-Annual Report

August 15, 2005

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-OpCap Balanced Portfolio (the "Portfolio") formerly PIMCO Advisors VIT-OpCap Balanced Portfolio for the six months ended June 30, 2005.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800)-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

Premier VIT
OpCap Balanced Portfolio
PORTFOLIO INFORMATION

(unaudited)

Total Returns for the periods ended June 30, 2005:

	6 Months	1 Year	3 Year*	Since Inception* 5 Year*	(10/1/99)
Portfolio	(0.07)%	5.57%	11.45%	5.10%	5.30%
60% S&P Index/ 40% Merrill Lynch Corporate Bond Master Index	0.55%	7.19%	8.54%	2.32%	3.66%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please go to www.allianzinvestors.com/Premier VIT. Performance does not reflect charges imposed by the variable products through which investments in these portfolios may be made. If reflected, these charges would reduce the performance shown. Performance reflects reinvestment of all dividends and distributions.

* Total return for a period of more than one year represents the average annual total return.

Top Ten Holdings at June 30, 2005
(% net assets)

ConocoPhillips	6.2%
American International Group, Inc.	5.3%
Royal Caribbean Cruises Ltd.	4.1%
Cisco Systems, Inc.	3.4%
Kohl's Corp.	3.3%
Wal-Mart Stores, Inc.	3.2%
Hartford Financial Services Group, Inc.	3.0%
Inco Ltd.	3.0%
Pfizer, Inc.	2.9%
Eaton Corp.	2.8%

Top Five Industries
(% of net assets)

Premier VIT
OpCap Balanced Portfolio
PORTFOLIO INFORMATION

(unaudited)

Portfolio Composition (% total investments)

• For the six-months ended June 30, 2005, the Portfolio returned (0.07)% versus 0.55% for its benchmark, the blended 60% S&P 500/40% Merrill Lynch Corporate Bond Master Index. Since its inception on October 1, 1999, the Portfolio's average annual return of 5.30% outperformed the blended benchmark return of 3.66%.

• Stocks endured significant volatility during the first half of 2005 as investors tried to reconcile rising interest rates, high oil prices and concerns over economic growth with continually strong corporate earnings, resilient domestic gross domestic product and low inflation.

• For the six months ended June 30, 2005, the broad equity market, as measured by the S&P 500 declined 0.81%. Value investing outperformed growth investing and in a reversal of recent trends, large-cap stocks outperformed small cap stocks. The best performing equity asset class was mid caps, with the Russell Mid Cap Index returning 3.92%.

• The energy sector was the market's best performing sector during the first half of 2005 while materials stocks, despite a rally early in the half, was the worst performing sector.

• Bonds were surprisingly robust amid rising short-term interest rates. The Lehman Brothers Aggregate Bond Index gained 2.5% for the six-month period, completely reversing the losses produced during the first quarter of the year. In a sharp reversal, the yield on the 10-year Treasury note, which moves inversely to its price, fell from 4.5% at the beginning of the second quarter of 2005 to 3.94% at the end of the quarter.

• The fixed-income portion of the Portfolio is comprised primarily of short and intermediate term corporate bonds. In addition there is a very small allocation to Treasuries maturing in 2009. The short duration of the Portfolio of the year reflects concerns that interest rates may edge higher as the Federal Reserve continues to raise short-term rates.

• In the equity portion of the Portfolio, stock selection in the healthcare sector negatively affected performance during the first half of the year. Holdings such as pharmaceutical firm Pfizer Inc. and medical instrument manufacturer Boston Scientific underperformed.

• An overweighting and good stock selection in the energy sector was a positive contributor to performance. Large integrated oil companies such as ConocoPhillips and Chevron Corp. performed particularly well.

• Conversely, an overweighting in the financial services sector detracted from performance as holdings such as American International Group and American Express underperformed.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Premier VIT
OpCap Balanced Portfolio
PORTFOLIO EXPENSES

(unaudited)

Shareholder Expense Example:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested January 1, 2005, the beginning of the period and held for the entire period ending June 30, 2005.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005(1)	Expenses Paid During the Period January 1, 2005 to June 30, 2005*
Actual	$1,000	$999.30	$4.96
Hypothetical	$1,000	$1,119.84	$5.01

*  Expenses are equal to the Portfolio's annualized expense ratio of 1.00%; multiplied by the average account value over the period; multiplied by 181/365 (to reflect the # of days in the period).

(1)  Past performance is no guarantee of future results. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited)

Shares		Value
	COMMON STOCK - 71.0%
	Aerospace/Defense - 1.8%
8,000	Boeing Co.	$528,000
	Automotive - 1.3%
7,800	Harley-Davidson, Inc	386,880
	Business Service - 1.4%
10,700	ChoicePoint, Inc.*	428,535
	Computer Services - 0.7%
8,000	McAfee, Inc.*	209,440
	Consumer Products - 1.2%
9,400	Avon Products, Inc.	355,790
	Drugs & Medical Products - 7.7%
19,700	Boston Scientific Corp.*	531,900
6,000	Forest Laboratories, Inc.*	233,100
31,800	Pfizer, Inc.	877,044
16,300	Sanofi-Aventis ADR	668,137
		2,310,181
	Educations - 0.8%
2,900	Apollo Group, Inc.* .	226,838
	Electronics - 5.7%
23,700	Cadence Design Systems, Inc*	323,742
50,000	Flextronics International Ltd.*	660,500
25,700	Texas Instruments, Inc.	721,399
		1,705,641
	Financial Services - 4.3%
12,300	Citigroup, Inc.	568,629
12,100	H&R Block, Inc.	706,035
		1,274,664
	Healthcare - 1.4%
6,200	WellPoint, Inc.*	431,768
	Insurance - 11.7%
10,100	Ambac Financial Group, Inc.	704,576
27,100	American International Group, Inc.	1,574,510
12,100	Hartford Financial Services Group, Inc.	904,838
15,800	UnumProvident Corp. ..	289,456
		3,473,380

Shares		Value
	Leisure - 4.1%
25,200	Royal Caribbean Cruises Ltd.	$1,218,672
	Manufacturing - 2.8%
13,900	Eaton Corp	832,610
	Metals & Mining - 3.0%
23,400	Inco Ltd...	883,350
	Networking - 3.4%
52,300	Cisco Systems, Inc.*..	999,453
	Oil & Gas - 10.2%
11,900	ChevronTexaco Corp.	665,448
32,000	ConocoPhillips	1,839,680
16,100	XTO Energy, Inc. .	547,239
		3,052,367
	Retail - 8.2%
4,000	Best Buy Co., Inc.	274,200
17,500	Kohl's Corp.*	978,425
4,000	Lowe's Companies, Inc.	232,880
20,000	Wal-Mart Stores, Inc.	964,000
	.	2,449,505
	Telecommunications - 1.3%
24,000	Nokia Corp. ADR...	399,360
	Total Common Stock (cost-$19,351,205)	21,166,434

Principal Amount (000)		Credit Rating (Moody's/S&P)
	CORPORATE BONDS & NOTES - 19.0%
	Aerospace/Defense - 1.3%
$25	Boeing Capital Corp., 6.50%, 2/15/12	A3/A	27,965
170	Northrop Grumman Corp., 4.08%, 11/16/06	Baa2/BBB	169,509
180	Raytheon Co., 6.75%, 8/17/07	Baa3/BBB	188,834
			386,308

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking - 2.0%
$175	KeyCorp., 2.75%, 2/27/07	A2/A-	$170,948
170	US Bank NA, 2.85%, 11/15/06	Aa1/AA-	167,195
270	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	269,422
			607,565
	Business Services - 0.7%
40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB+	41,123
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	165,570
			206,693
	Consumer Products - 0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	162,514
	Diversified Manufacturing - 0.6%
160	Tyco International Group SA, 5.80%, 8/1/06	Baa3/BBB	162,865
	Financial Services - 4.0%
175	American Express Co., 5.50%, 9/12/06	A1/A+	177,711
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	58,642
110 50	Citigroup, Inc. 5.00%, 3/6/07 6.00%, 2/21/07	Aa1/AA- Aa1/AA-	111,869 54,601
160	Credit Suisse First Boston USA, Inc., 5.75%, 4/15/07	Aa3/A+	164,555
75	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	79,802
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	184,526
190	JP Morgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	193,971
175	Wachovia Corp., 4.95%, 11/1/06	Aa3/A+	176,873
			1,202,550

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Financing - 1.4%
$80	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	$77,584
275	Conseco Financing Trust III, 8.976%, 4/1/27		-
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	188,159
55	General Electric Capital Corp., 6.00%, 6/15/12	Aaa/AAA	59,984
75	HSBC Finance Corp., 7.00%, 5/15/12	A1/A	85,078
			410,805
	Food & Beverage - 2.9%
175	Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	A2/A	178,809
180	General Mills, Inc., 2.625%, 10/24/06	Baa2/BBB+	176,359
180	Kellogg Co., 2.875%, 6/1/08	Baa1/BBB+	173,409
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	201,306
120	Tyson Foods, Inc., 7.25%, 10/1/06	Baa3/BBB	124,385
			854,268
	Forestry - 0.6%
160	Weyerhaeuser Co., 6.00%, 8/1/06	Baa2/BBB	162,850
	Insurance - 0.5%
150	Bershire Hathaway Finance, 3.375%, 10/15/08	Aaa/AAA	145,933
	Metals & Mining - 0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	210,717
	Multi-Media - 0.8%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa3/BBB-	31,597
100	Time Warner, Inc., 8.11%, 8/15/06	Baa1/BBB+	103,936
100	Walt Disney Co., 5.375%, 6/1/07	Baa1/A-	102,257
			237,790

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Oil & Gas - 0.9%
$160	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	$163,178
100	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB-	102,948
			266,126
	Paper Products - 0.5%
160	Temple-Inland, Inc. 5.003%, 5/17/07	Baa3/BBB	161,457
	Retail - 0.3%
90	CVS Corp., 3.875%, 11/1/07	A3/A-	89,565
	Telecommunications - 0.7%
150	Motorola, Inc., 4.61%, 11/16/07	Baa2/BBB+	151,147
50	Verizon Global Funding Corp., 7.375%, 9/1/12	A2/A+	58,424
			209,571
	Utilities - 0.1%
180	Dominion Resources, Inc., 3.66%, 11/15/06	Baa1/BBB+	178,804
	Waste Disposal - 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	26,556
	Total Corporates Bonds & Notes (cost-$5,713,337)		5,682,937
	U.S. GOVERNMENT AGENCY SECURITIES - 0.1%
25	Fannie Mae, 6.25%, 2/1/11 (cost-$25,158)	Aaa/AAA	27,394
	U.S. TREASURY NOTES - 0.7%
220	2.625%, 3/15/09 (cost-$218,559)	Aaa/AAA	211,982

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	SHORT-TERM INVESTMENTS - 9.0%
	Corporate Notes - 6.3%
	Automotive - 0.7%
$130	DaimlerChrysler NA Holdings Corp., 6.40%, 5/15/06	A3/BBB	$132,539
75	Ford Motor Co., 6.125%, 1/9/06	Baa1/BBB-	75,275
			207,814
	Diversified Manufacturing - 0.6%
170	General Dynamics Corp., 2.125%, 5/15/06	A2/A	167,467
	Financial Services - 1.1%
150	Bear Stearns Co., Inc., 6.50%, 5/1/06	A1/A	153,092
170	Merrill Lynch & Co., 6.15%, 1/26/06	Aa3/A+	172,099
			325,191
	Financing - 1.7%
150	Duke Capital LLC, 4.302%, 5/18/06	Baa3/BBB-	150,312
145	General Motors Acceptance Corp., 6.75%, 1/15/06	Baa2/BB	146,144
100	General Electric Capital Corp., 5.35%, 3/30/06	Aaa/AAA	101,062
120	John Deere Capital Corp., 3.125%, 12/15/05	A3/A-	119,639
			517,157
	Multi-Media - 0.6%
160	Viacom, Inc., 6.40%, 1/30/06	A3/BBB+	162,024
	Retail - 0.5%
155	Safeway, Inc., 6.15%, 3/1/06	Baa2/BBB-	156,665
	Telecommunications - 1.1%
90	AT&T Wireless Services, Inc., 7.35%, 3/1/06	Baa2/A	91,967
155	SBC Communications, Inc., 5.75%, 5/2/06	A2/A	157,206

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2005
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Telecommunications (continued)
$90	Verizon Global Funding Corp., 6.75%, 12/1/05	A2/A+	$91,037
			340,210
	Total Corporate Notes (cost-$1,890,690)		1,876,528
	Repurchase Agreement - 2.7%
795	Repurchase Agreement with State Street Bank & Trust Co. dated 6/30/05, 2.65% due 7/1/05, proceeds: $795,059; collateralized by Fannie Mae, 4.25%, 5/15/09, valued at $807,978 with accrued interest (cost-$795,000)		795,000
	Total Short-Term Investments (cost-$2,685,690)		2,671,528
	Total Investments (cost-$27,993,949)	99.8%	29,760,275
	Other assets less liabilities	0.2	62,492
	Net Assets	100.0%	$29,822,767

*  Non-income producing.

ADR - American Depositary Receipt

See accompanying notes to financial statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

Assets:
Investments, at value (cost-$27,993,949)	$29,760,275
Cash	805
Dividends and interest receivable	109,293
Receivable for investment sold	463
Total Assets	29,870,836
Liabilities:
Investment advisory fee payable	14,260
Accrued expenses	33,809
Total Liabilities	48,069
Net Assets	$29,822,767
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$28,860
Paid-in-capital in excess of par	27,999,310
Undistributed net investment income	129,769
Accumulated net realized loss on investments	(101,498)
Net unrealized appreciation of investments	1,766,326
Net Assets	$29,822,767
Shares outstanding	2,885,997
Net asset value, offering price and redemption price per share	$10.33

See accompanying notes to financial statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(unaudited)

Investment Income:
Interest	$141,030
Dividends (net of foreign withholding taxes of $4,146)	135,749
Total investment income	276,779
Expenses:
Investment advisory fees	117,608
Custodian fees	20,854
Reports to shareholders	10,498
Audit and tax services	8,145
Trustees' fees and expenses	7,783
Transfer agent fees	3,077
Legal fees	1,086
Insurance expense	859
Miscellaneous	724
Total expenses	170,634
Less: investment advisory fees waived	(23,585)
custody credits earned on cash balances	(39)
Net expenses	147,010
Net investment income	129,769
Realized and Unrealized Gain (Loss):
Net realized gain on investments	64,218
Net change in unrealized appreciation/depreciation of investments	(209,465)
Net realized and unrealized loss on investments	(145,247)
Net decrease in net assets resulting from investment operations	$(15,478)

See accompanying notes to financial statements

Premier VIT

OpCap Balanced Portfolio

Statement of Changes in Net Assets

	Six Months ended June 30, 2005 (unaudited)	Year ended December 31, 2004
Investment Operations:
Net investment income	$129,769	$125,415
Net realized gain on investments	64,218	3,643,564
Net change in unrealized appreciation/depreciation of investments	(209,465)	(902,728)
Net increase (decrease) in net assets resulting from investment operations	(15,478)	2,866,251
Dividends and Distributions to Shareholders from:
Net investment income	(88,938)	(37,943)
Net realized gains on investments	(1,389,076)	(1,388,673)
Total dividends and distributions to shareholders	(1,478,014)	(1,426,616)
Share Transactions:
Net proceeds from the sale of shares	1,599,228	7,959,714
Reinvestment of dividends and distributions	1,478,014	1,426,616
Cost of shares redeemed	(1,881,418)	(8,986,526)
Net increase in net assets from share transactions	1,195,824	399,804
Total increase (decrease) in net assets	(297,668)	1,839,439
Net Assets:
Beginning of period	30,120,435	28,280,996
End of period (including undistributed net investment income of $129,769 and $88,938, respectively)	$29,822,767	$30,120,435
Shares Issued and Redeemed:
Issued	152,572	764,848
Issued in reinvestment of dividends and distributions	141,032	142,377
Redeemed	(181,186)	(893,796)
Net increase	112,418	13,429

See accompanying notes to financial statements

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2005		Year ended December 31,
	(unaudited)		2004*	2003*	2002*	2001†*	2000*
Net asset value, beginning of period	$10.86		$10.25	$8.02	$9.95	$10.45	$10.28
Investment Operations:
Net investment income	0.04		0.04	0.04	0.14	0.20	0.31 ††
Net realized and unrealized gain (loss) on investments	(0.04)		1.03	2.30	(1.96)	0.04	0.60
Total from investment operations	0.00		1.07	2.34	(1.82)	0.24	0.91
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)		(0.01)	(0.11)	(0.07)	(0.20)	(0.32)
Net realized gains	(0.50)		(0.45)	-	(0.04)	(0.54)	(0.42)
Total dividends and distributions to shareholders	(0.53)		(0.46)	(0.11)	(0.11)	(0.74)	(0.74)
Net asset value, end of period	$10.33		$10.86	$10.25	$8.02	$9.95	$10.45
Total Return (1)	(0.07)%		10.80%	29.22%	(18.30)%	2.24%	8.88%
Ratios/Supplemental data:
Net assets, end of period (000's)	$29,823		$30,120	$28,281	$14,136	$10,640	$7,789
Ratio of expenses to average net assets (2)	1.00	%(3)	1.04%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets (2)	0.88	%(3)	0.43%	0.97%	2.00%	2.01%	3.01%
Portfolio Turnover	45%		146%	139%	90%	118%	101%

†  The Portfolio adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was: a decrease less than $0.01 in net investment income per share; an increase less than $0.01 in net realized and unrealized gain (loss) per share; and a decrease in the ratio of net investment income to average net assets from 2.02% to 2.01%. Periods prior to January 1, 2001 have not been restated to reflect the change in presentation.

††  Calculated using average shares outstanding throughout the period.

*  The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Fund as of the close of business on April 30, 2004.

(1)  Assumes reinvestment of all dividends and distributions.

(2)  During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee  and assumed or reimbursed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.16% (annualized) and 0.72% (annualized), respectively, for the six months ended June 30, 2005; 1.41% and 0.06%, respectively, for the year ended ended December 31, 2004; 2.06% and 0.01%, respectively, for the year ended December 31, 2003; 2.53% and 0.57%, respectively, for the and year ended December 31, 2002; 2.95% and 0.17%, respectively, for the year ended December 31, 2001; and 3.87% and 0.24%, respectively, for year ended December 31, 2000.

(3)  Annualized.

See accompanying notes to financial statements

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the "Trust"), formerly PIMCO Advisors VIT, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (formerly PEA Renaissance Portfolio), NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio (the "Portfolio"). The OpCap U.S. Government Income Portfolio, NFS Small Cap Value Portfolio and the PEA Science & Technology Portfolio liquidated on April 29, 2005. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is a majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each busines day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has entered into an Investment Management Agreement (the "Agreement") with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(2)  Investment Adviser (continued)

and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the "Sub-Adviser"), to manage the Portfolio's investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, aggregated $12,866,978 and $11,910,977 respectively.

(4)  Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $27,993,949. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,333,650; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $567,324 net unrealized appreciation for federal income tax purposes is $1,766,326.

(5)  Regulatory and Litigation Matters

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds'') advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG'') announced that it had entered into a settlement agreement with Allianz Global, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against certain Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the certain Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing". As of the date of this report, the West Virginia Complaint has not been formally served upon the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing'' with brokers offering "shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or the Sub-Advisers ability to perform their respective investment advisory services related to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

Premier VIT

OpCap Balanced Portfolio

(unaudited)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement and were represented by experienced independent counsel. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser's and Sub-Advisers' experience in managing the Portfolios, including the Investment Adviser's assets under management of approximately $24.4 billion as of December 31, 2004, and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser's and Sub-Advisers' in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser's and Sub-Advisers' personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser's and Sub-Advisers' investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser's and Sub-Advisers' required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliated of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser's and Sub-Advisers' services to the Portfolios, as described above, was consistent with the Portfolios' operational requirements, including, in addition to its investment objective, compliance with each Portfolio's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Adviser designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with

Premier VIT

OpCap Balanced Portfolio

(unaudited) (continued)

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements (continued)

respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In approving the agreements, the Trustees also gave substantial consideration to the advisory fees charged by the Investment Advisor. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as contracts between other investment advisors to other investment companies in the peer groups of the Portfolios and contracts between the Investment Adviser and Sub-Advisers with other accounts managed in strategies similar to those of the Portfolios. The Trustees considered that the Portfolios' expense ratios fell within the median of funds in their peer groups and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets. The Trustees also took into account so-called "fallout benefits" to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers will receive services from brokers who execute portfolio transactions for the Trust.

Proxy Voting Policies & Procedures

The Portfolio has adopted Portfolio Proxy Voting Policies & Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

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Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Chairman, Trustee
V. Lee Barnes	Trustee
Paul Y. Clinton	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Michael Corelli	Vice President and Portfolio Manager
Mark F. Degenhart	Vice President and Portfolio Manager
Ben J. Fischer	Vice President and Portfolio Manager
Colin Glinsman	Vice President and Portfolio Manager
Louis P. Goldstein	Vice President and Portfolio Manager
William Gross	Vice President and Portfolio Manager
Elisa A. Mazen	Vice President and Portfolio Manager
Robert K. Urquhart	Vice President and Portfolio Manager
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary
Youse Guia	Chief Compliance Officer
Jennifer A. Patula	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Transfer Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The financial information included herein is taken from the records of each Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room in Washington, D.C. 20459, (800) SEC-0330

ITEM 2. CODE OF ETHICS Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure not required for open-end management investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure not required for open-end management investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 10. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)   Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)   Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Premier VIT

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: September 7, 2005

BY	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: September 7, 2005

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer

Date: September 7, 2005